UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		      Washington, D.C.  20549

			     FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			INVESTMENT COMPANIES

	    Investment Company Act file number:  811-06431


			  MANAGERS TRUST II
	  --------------------------------------------------
	  (Exact name of registrant as specified in charter)


	  800 Connecticut Avenue, Norwalk, Connecticut 06854
	  --------------------------------------------------
	 (Address of principal executive offices)  (Zip code)


			The Managers Funds LLC
	 800 Connecticut  Avenue, Norwalk, Connecticut 06854
	 ---------------------------------------------------
	      (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2004 - JUNE 30, 2004
				(Semi-Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
========================================================================

		 ========
	[Logo:]  Managers
		 ========


		SEMI-ANNUAL REPORT
		==================




				The Managers Funds:

Science & Technology Fund * 20 Fund * Mid-Cap Fund
Large-Cap Fund * Balanced Fund * Convertible Securities Fund
High Yield Fund * Fixed Income Fund

				Dated June 30, 2004

		====================
		access to excellence
		====================

Table of Contents
-----------------


Letter to Shareholders .................................1

The Managers Funds Performance .........................3
  Complete performance table for The Managers Funds and Managers AMG Funds as of June 30, 2004

Fund Snapshots .........................................6
  Equity Funds' top ten holdings, industry weightings and country breakdown at June 30, 2004

Schedules of Portfolio Investments .....................7
  Detailed portfolio listings by security type and industry sector, as valued at June 30, 2004

Financial Statements
 Statements of Assets and Liabilities ................28
  Funds' balance sheet, net asset value (NAV) per share computation and composition of net assets

 Statements of Operations ............................30
  Detail of sources of income, Fund expenses, and real-ized and unrealized gains (losses) during the period

 Statements of Changes in Net Assets .................32
  Detail of changes in Fund assets for the past two periods

Financial Highlights .................................36
 Historical net asset values per share, distributions,
  total returns, expense ratios, turnover ratios and net assets for each fund

Notes to Financial Statements ........................45
 Accounting and distribution policies, details of agreements and transactions with Fund management and description of certain investment risks

Supplemental Data ................................... 51


Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information

Letter to Shareholders
======================

Dear Fellow Shareholder:

Throughout the six months ending June 2004, the financial markets transitioned from a strong rally which had begun in mid-2003 into a volatile trading range for stocks, and a relatively significant correction for bonds. The equity rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collective perception that risks were diminishing. Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market corrected in mid-March and has remained directionless since. One explanation is merely that stock valuations had overreached reasonable levels. However, we think the reasons are a bit more specific. Continued turmoil in Iraq, which has included mounting American casualties, and increased terrorist activity around the globe has re-awakened investors' awareness of risk. In addition, a combination of strong global growth and instability in the Middle East has driven the price of oil to an all-time high. This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable. Even before the Fed began what will likely be an extended period of gradual tightening investors had driven interest rates higher by 30 to 90 basis points between December and June. Thus, while the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs, the bond market reversed in April, suffering its worst returns in a decade.

The result was that most stock indices rose modestly for the six-month period, while bond indices were mixed. In general, small and mid-cap stocks outperformed large-cap stocks and value investment styles outperformed growth, although in all of these cases the differences were much more moderate than they have been in the recent past. For example, the Russell 1000 index rose 3.33% for the six-month period, while the Russell 1000 Value rose 3.94% and the Russell 1000 Growth rose 2.74%. Meanwhile, the Russell 2000 index (small caps) returned 6.76% while the value and growth counterparts rose 7.83% and 5.68%, respectively. With a few exceptions, credit yield spreads remained basically stable from December to June so that investment grade corporate bonds performed as poorly as treasuries did for the six months. Mortgage-backed securities, however, bucked the trend and finished with a positive return, as did high yield securities which outperformed primarily due to their higher yields. The Lehman Brothers Government/Credit Index returned -0.19% while the Lehman Brothers Aggregate Index, which is similar except that it also includes mortgage-backed and asset-backed securities, returned +0.15%.

From a shareholder's perspective, one of the most notable events of the period was that upon completion of an af-firmative shareholder vote in March, The Managers Funds, LLC was awarded the contracts to manage all of the Funds covered in this report beginning in April. We are pleased to welcome all former Conseco Funds shareholders to our family of funds, and we sincerely appreciate your vote of confidence. As you may know, we have been managing mutual funds for more than 20 years utilizing outside independent subadvisors for portfolio management. It is our be-lief that this is the most efficient and flexible way to manage assets and deliver broad intelligence diversification to our clients. The efficiency arises out of the subadvisors' abilities to focus their energies on specific areas of the investment universe, and our ability to employ economies of scale in mutual fund operations and administration. The flexibility arises out of our ability to utilize only investment managers who we believe to be best in class and to change subadvi-sors when necessary.

At the time of the shareholder vote, our initial intention was to continue to employ the services of the current subadvi-sors (40|86 Advisors, Chicago Equity Partners and Oak Associates) for all of the Funds. We had undertaken consider-able due diligence to substantiate our conviction in these organizations' ability to manage assets. However, major personnel departures within 40|86 Advisors, which in our view significantly affected its credit research effort, induced us to reevaluate the subadvisor's suitability for each of the portfolios it managed. The Funds' Trustees elected to replace the subadvisor of the Fixed Income Fund, the High Yield Fund and the fixed income portion of the Balanced Fund and hired Loomis Sayles & Company, L.P. as replacement. We have retained 40|86 Advisors as subadvisor to the Convertible Securities Fund. Having utilized Loomis Sayles as a subadvisor in one or more of our funds for the past twenty years we are very confident that Loomis Sayles is a best in class fixed-income manager. Subsequently, the Trustees approved our recommendation to hire J.P. Morgan Investment Management to subadvise the High Yield Fund. This action, which took effect on July 26th, effectively reinstates the previous co-portfolio managers, Robert

==================================

Cook and Thomas Hauser, who had been at 40|86 Advisors and had moved to J.P.Morgan, as managers of the portfolio. These individuals, along with a team of credit analysts that also moved to J.P.Morgan, are predominantly responsible for the High Yield Fund's highly ranked returns over the past several years. We are very appreciative of Loomis Sayles ability and willingness to manage this portfolio on a temporary basis until the J.P. Morgan team was operational. We are also very pleased to note that it is our intention to continue to retain Loomis Sayles as subadvisor for the Fixed Income and Balanced Funds.

Although this sequence of events may seem complex, we believe that it is an excellent example of the benefits and flexibility of the subadvisor structure combined with Managers' research and monitoring process. Despite significant turmoil within the subadvisors' organizations and the capital markets, the portfolios remained well tended with high quality individuals at the helms. As a result, there was minimal turnover in the High Yield Fund's portfolio, and all four share classes of the High Yield Fund outperformed their benchmark for the quarter, as did the A and Y class shares for the six-month period ended June 30, 2004. In addition, pages 3 through 5 of this report contain a table with the performance of all the Funds within the Managers Funds family over the trailing time period. For more information or details on the current subadvisors for these Funds please visit our website and/or read the prospectus which is available on the website.

In our continuing effort to expand the types of Funds and services we provide to our clients we are pleased to note that we have recently agreed to acquire assets managed by Fremont Investment Advisors, and with shareholder approval we expect to integrate this $2.8 billion family of funds into our family before the end of 2004. These Funds also utilize a subadvisor structure and, similar to our incorporation of the Conseco Funds family, we believe that a key advantage to shareholders of both families of Funds will be a broader array of asset classes, investment styles and intelligence diversification available within one group of Funds.

As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. Again, welcome to The Managers Funds, we appreciate your investment.

Sincerely,



Peter M. Lebovitz 		Thomas G. Hoffman, CFA
President & CEO 		Director of Research
The Managers Funds LLC 		The Managers Funds LLC

The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30, 2004
==========================================


						Average Annual Total Returns (1)
						--------------------------------





					  Six 	  1       3 	  5 	 10 	 Since 	  Inception
					Months	Year	Years	Years	Years   Inception    Date
					------	----	-----	-----	-----	--------  ---------
The Managers Funds:
Equity Funds:

Value			No Load		4.76%	20.68%	(0.41)%	1.51%	10.65%	11.76%	    Oct-84
Capital Appreciation	No Load		0.43%	12.79%	(6.84)%(5.75)%	10.18%	12.21%	    Jun-84
Large-Cap(3)  -Class A  No Load(4)	2.49%	15.11%	(4.88)%	 -   	  -    (11.39)%	    Jul-00
	      -Class A  With Load      (3.44)%	 8.44%	(6.75)%	 -   	  -    (12.70)%	    Jul-00
	      -Class B	No Load(4)	2.20%	14.61%	(5.38)%	 -   	  -    (11.87)%	    Jul-00
	      -Class B	With Load      (2.80)%	 9.61%	(6.34)%	 -   	  -    (12.54)%	    Jul-00
	      -Class C	No Load(4)	2.20%	14.58%	(5.37)%	 -   	  -    (11.83)%	    Jul-00
	      -Class C	With Load	0.18%	12.52%	(5.68)%	 -   	  -    (12.05)%	    Jul-00
	      -Class Y	No Load		2.78%	15.65%	(4.45)%	 -   	  -    (11.00)%	    Jul-00
20 Fund(3)    -Class A	No Load(4)     (3.28)%	20.45% (11.78)% (13.86)%  -   	(4.69)%	    Jan-98
	      -Class A	With Load      (8.78)%	13.49% (13.50)%	(14.87)%  -     (5.56)%	    Jan-98
	      -Class B	No Load(4)     (3.42)%	20.05% (12.24)%	(14.29)%  -   	(6.97)%	    Feb-98
	      -Class B	With Load      (8.24)%	15.05%	(13.12)%(14.53)%  -   	(6.97)%	    Feb-98
	      -Class C	No Load(4)     (3.40)%	19.95%	(12.24)%(14.28)%  -   	(7.76)%	    Mar-98
	      -Class C	With Load      (5.26)%	17.85%	(12.55)%(14.44)%  -   	(7.91)%	    Mar-98
	      -Class Y	No Load	       (2.89)%	21.44%	(11.30)%(13.39)%  -   	(7.72)%	    Apr-98
Science & Technology(3)
	      -Class A	No Load(4)     (2.36)%	17.61%	(19.31)%   -   	  -   	(32.60)%    Jul-00
	      -Class A	With Load      (8.00)%	10.70%	(20.88)%   -   	  -   	(33.60)%    Jul-00
	      -Class B	No Load(4)	(2.39)%	17.24%	(19.56)%   -   	  -   	(32.85)%    Jul-00
	      -Class B	With Load	(7.27)%	12.24%	(20.38)%   -   	  -   	(33.36)%    Jul-00
	      -Class C	No Load(4)	(2.86)%	17.24%	(19.50)%   -   	  -   	(32.85)%    Jul-00
	      -Class C	With Load	(4.74)%	14.92%	(19.77)%   -   	  -   	(33.02)%    Jul-00
	      -Class Y	No Load	        (2.30)%	18.44%	(18.80)%   -   	  -   	(32.20)%    Jul-00
Mid-Cap(3)    -Class A	No Load(4)	5.50%	25.63%	6.03%	10.54%	  -   	 13.60%	    Jan-97
	      -Class A	With Load	(0.55)%	18.42%	3.96%	 9.25%	  -   	 12.70%	    Jan-97
              -Class B	No Load(4)	5.11%	24.88%	5.48%	10.02%	  -   	 11.79%	    Jan-97
	      -Class B	With Load	0.11%	19.88%	4.58%	 9.81%	  -   	 11.79%	    Jan-97
	      -Class C	No Load(4)	5.11%	24.85%	5.52%	10.05%	  -   	 10.66%	    Feb-98
	      -Class C	With Load	3.07%	22.68%	5.16%	 9.83%	  -   	 10.49%	    Feb-98
	      -Class Y	No Load	        5.73%	26.15%	6.57%	11.13%	  -      14.20%	    Jan-97
Special Equity		No Load	        4.94%	32.30%	2.18%	 7.57%	13.45%	 13.89%	    Jun-84
Special Equity-Class I	No Load	         -   	  -   	 -   	  -   	  -   	  4.42%	    May-04
Small Company(2)	No Load	        6.09%	33.20%		3.67%	  -      (0.63)%    Jun-00
International Equity	No Load	        1.46%	25.96%	0.19%  (1.40)%	5.33%	  9.61%	    Dec-85
Emerging Markets
 Equity(2)		No Load		1.06%	32.48% 11.29%	7.29%	 -   	  6.64%	    Feb-98

Hybrid:

Balanced(3)   -Class A	No Load(4)	2.66%	13.81%	2.26%	6.19%	 -   	  9.00%	    Jan-97
	      -Class A	With Load      (3.28)%	7.26%	0.26%	4.94%	 -   	  8.15%	    Jan-97
	      -Class B	No Load(4)	2.36%	13.17%	1.81%	5.70%	 -   	  6.63%	    Feb-98
	      -Class B	With Load      (2.64)%	8.17%	0.84%	5.43%	 -   	  6.63%	    Feb-98
	      -Class C	No Load(4)	2.32%	13.13%	1.78%	5.69%	 -   	  6.53%	    Feb-98
	      -Class C	With Load	0.35%	10.95%	1.43%	5.47%	 -   	  6.37%	    Feb-98
	      -Class Y	No Load	        2.91%	14.27%	2.78%	6.74%	 -   	  9.55%	    Jan-97


The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30, 2004
==========================================


						Average Annual Total Returns (1)
						--------------------------------





					  Six 	  1       3 	  5 	 10 	 Since 	  Inception
					Months	Year	Years	Years	Years   Inception    Date
					------	----	-----	-----	-----	--------  ---------
THe Managers Funds:
Income Funds:
Money Market(2)		No Load		0.28%	0.53%	1.22%	2.95%	4.03%	5.09%	   Jun-84
Short Duration
 Government(2)		No Load  	0.31%	1.22%	3.36%	4.34%	5.03%	4.92%	   Mar-92
Intermediate Duration
 Government(2)		No Load	        0.33%	1.66%	5.60%	6.21%	6.87%	7.09%	   Mar-92
Total Return Bond (2)	No Load	       (0.26)% (0.78)%	 -   	 -   	 -   	2.06%	   Dec-02
Bond (2)		No Load	       (0.67)%  1.31%	8.33%	7.76%	8.95%	9.91%	   Jun-84
Global Bond		No Load	       (1.26)%	5.58%  13.22%	5.87%	5.78%	5.66%	   Mar-94
Fixed Income(3)-Class A No Load(4)     (0.11)%	2.51%	6.15%	7.02%	 -   	6.68%	   Jan-97
	       -Class A With Load      (5.14)% (2.65)%	4.34%	5.93%	 -   	5.95%	   Jan-97
	       -Class B No Load(4)     (0.31)%	2.00%	5.62%	6.53%	 -   	5.79%	   Mar-98
	       -Class B With Load      (5.19)% (2.88)%	4.71%	6.22%	 -   	5.79%	   Mar-98
	       -Class C No Load(4)     (0.42)%	1.96%	5.64%	6.55%	 -   	5.99% 	   Mar-98
	       -Class C With Load      (2.41)% (0.06)%	5.29%	6.34%	 -   	5.82%	   Mar-98
	       -Class Y No Load 	0.19%	3.08%	6.71%	7.62%	 -   	7.29%	   Jan-97
High Yield(3)  -Class A	No Load(4)      1.53%	10.96%	10.91%	5.41%	 -   	5.97%      Jan-98
	       -Class A With Load      (4.35)%	 4.61% 	 8.74%	4.17%	 -   	5.01%	   Jan-98
	       -Class B No Load(4)	1.21%	10.29%	10.37%	4.85%	 -   	4.76%	   Feb-98
	       -Class B With Load      (3.65)%	 5.29%	 9.54%	4.58%	 -   	4.76%	   Feb-98
	       -Class C No Load(4)	1.21%	10.29%	10.37%	4.88%	 -   	4.75%	   Feb-98
	       -Class C With Load      (0.71)%	 8.21%	10.01%	4.67%	 -   	4.58%	   Feb-98
	       -Class Y No Load	        1.82%	11.48%	11.50%	5.99%	 -   	5.81%	   Mar-98
Convertible
 Securities(3) -Class A	No Load(4)	1.58%	12.13%	 5.20%	4.41%	 -   	8.60%	   Sep-98
	       -Class A	With Load      (4.28)%	5.65%	 3.15%	3.18%	 -   	7.49% 	   Sep-98
	       -Class B	No Load(4)	1.40%	11.62%	 4.71%	3.88%	 -   	8.07%	   Sep-98
	       -Class B	With Load      (3.44)%	6.62%	 3.83%	3.60%	 -   	7.94%	   Sep-98
	       -Class C	No Load(4)	1.39%	11.68%	 4.72%	3.90%	 -   	8.09%	   Sep-98
	       -Class C	With Load      (0.61)%	9.55%	 4.36%	3.69%	 -   	7.90%	   Sep-98
	       -Class Y	No Load 	1.85%	12.80%	 5.75%	4.94%	 -   	9.16%	   Sep-98

Managers AMG Funds:
Essex Aggressive Growth
  Institutional Class	No Load	       (0.75)%	12.00%	 -   	 -   	 -   	4.66%	   Mar-02
Essex Aggressive Growth
  Investor Class(2)	No Load	       (0.76)%	11.83% (6.28)%	 -   	 -     (1.84)%	   Nov-99
Essex Large Cap
 Growth (2)		No Load		1.25%	13.71%		 -   	 -     13.71%	   Jun-03
Rorer Large-Cap(2)	No Load	       (0.10)%	11.69%	 -   	 -   	 -     (1.26)%	   Dec-01
Rorer Mid-Cap(2)	No Load	        9.83%	22.62%	 -   	 -   	 -     10.04%	   Dec-01
Systematic Value(2)	No Load  	3.45%	20.54%	 -   	 -   	 -   	6.82%	   Apr-02
Burridge Small Cap
 Growth(2,5)		No Load	        9.07%	44.48% 14.28%	 -   	 -     16.81%	   Sep-00

First Quadrant
 Tax-Managed Equity(2,6)
  Before Taxes		No Load	       (0.81)%  14.30% (0.38)%	 -   	 -     (0.38)%	   Dec-00
  After Taxes on
   Distributions	No Load	       (0.81)%	14.12% (0.54)%	 -   	 -     (0.51)%	   Dec-00
  After Taxes on
   Distributions and
   Sale of Fund Shares	No Load	       (0.53)%	 9.29% (0.42)%	 -   	 -     (0.41)%	   Dec-00




See the Notes to the Performance Table on the following page.

The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30, 2004
==========================================

The performance data shown represents past performance, which is not a guarantee of future results. From time to time the Funds' advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersfunds.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (5.00% maximum for Managers Fixed Income Fund), 1% on Class C as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares' CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives , the Fund's investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). Each Fund's prospectus contains information concerning the Fund's investment objective, risk, charges and expenses and other information. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative.
There are also risks associated with investing in small-cap companies, such as increased volatility, and bonds, such as rising interest rates. More specifically, the value of debt instruments held in bond funds declines when interest rates rise and longer-term bonds are more vulnerable to interst rate risk. To obtain a prospectus, please call
(800) 835-3879 or visit our website at www.managersfunds.com. Please read the Prospectus carefully before you invest in a Fund or send money. Investors should discuss their goals and choices with a registered financial professional in order to determine which share class is appropriate for them. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and
	assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2)	Fund for which, from time to time, the Fund's advisor has
	waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3)	Formerly part of the Conseco Funds Group.

(4)	Performance does not reflect the deduction of a sales load,
	which, if reflected, would reduce the performance reported.

(5)	The "Since Inception" return, and returns for all periods
 	beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 28, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(6)	After-tax returns are calculated by Lipper using the historical
	highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Snapshots (unaudited)
As of June 30, 2004
=========================

		Managers Science & Technology Fund
		----------------------------------



Top Ten Holdings (out of 23 securities)          % Fund			Industry Weightings	% Fund
---------------------------------------		---------		--------------------	-------
Cisco Systems, Inc.				8.0%			Information Technology	80.8%
Qualcomm, Inc.					6.3 			Consumer Discretionary	 7.5
eBay, Inc.					6.3 			Industrials		 5.7
Flextronics International, Ltd.			6.3 			Health Care		 5.2
Zebra Technologies Corp.			6.0 			Other			 0.8
University of Phoenix Online			5.7
Cognizant Technology Solutions Corp.		5.7
Ustarcom, Inc.					5.3
Affmetrix, Inc.					5.2
Symbol Technolgies, Inc.			5.1
						---
     Top Ten as a Group			       59.9%
					       =====

			Managers 20 Fund
			----------------

Top Ten Holdings (out of 21 securities)        % Fund			Industry Weightings	% Fund
---------------------------------------		-----			--------------------	------
Cisco Systems, Inc.				8.5%			Information Technology	63.9%
Medtronic, Inc.					6.2 			Financials		18.2
Applied Materials, Inc.				6.1 			Health Care		11.6
eBay, Inc.					5.9 			Consumer Discretionary	 5.9
Xilinx, Inc.					5.8 			Other			 0.4
Maxim Integrated Products, Inc.			5.8
American International Group, Inc.		5.6
Dell, Inc.					5.4
Pfizer, Inc.					5.2
Intel Corp.					5.2
						---
     Top Ten as a Group			       59.7%
					       =====

			Managers Mid-Cap Fund
			---------------------

Top Ten Holdings (out of 110 securities)       % Fund			Industry Weightings	% Fund
-----------------------------------------      ------			--------------------	------
Graco, Inc.					2.6%			Consumer Discretionary	22.1%
Tyson Foods, Inc., Class A			2.6 			Financials		18.8
Brink's Co., The				2.5 			Information Technology	13.1
Rent-A-Center, I				2.2 			Industrials		10.5
Smith International, Inc.			2.2 			Utilities		 6.7
NVR Inc.					1.9 			Energy			 6.6
J.B. Hunt Transport Services, Inc.		1.7 			Consumer Staples	 4.8
Louisana-Pacific Corp.				1.5 			Materials		 4.2
Oneok, Inc.					1.4 			Telecommunication
						---			  Services		 0.5
     Top Ten as a Group			       20.8%			Other			 1.9
					       =====

			Managers Large-Cap Fund
			-----------------------

Top Ten Holdings (out of 100 securities)       % Fund			Industry Weightings	% Fund
----------------------------------------       ------			--------------------    ------
Pfizer, Inc.					3.3%			Financials		21.5%
Johnson & Johnson Co.				2.6 			Information Technology	15.6
Microsoft Corp.					2.5 			Consumer Discretionary	14.8
Intel Corp.					2.4 			Health Care		13.5
Wachovia Corp.					2.4 			Industrials		 9.9
Countrywide Financial Corp.			2.4 			Consumer Staples	 8.0
Allstate Corp.					2.3 			Energy			 6.3
Bank of America Corp.				2.2 			Utilities		 3.3
Home Depot, Inc.				2.2 			Telecommunication
3M Co.						2.1 			 Services		 2.9
						---			Materials		 2.8
     Top Ten as a Group			       24.4%			Other			 1.4
					       =====





				Managers Science & Technology Fund
					June 30, 2004
				==================================

Schedule of Portfolio Investments (unaudited)
---------------------------------------------

Security Descripition		Shares		Value
---------------------		------		-----
Common Stocks - 99.2%

Consumer Discretionary - 7.5%
eBay, Inc.*			  1,900		$  174,705
Garmin, Ltd.			    900(2)	    33,336
 Total Consumer Discretionary			   208,041


Health Care - 5.2%
Affmetrix, Inc.*		  4,400(2)         144,012

Industrials - 5.7%
University of Phoenix Online*	  1,800		   157,662

Information Technology - 80.8%

Applied Materials, Inc.*	  5,100		   100,062
Cisco Systems, Inc.*		  9,350		   221,595
Cognex Corp.			  1,000(2)          38,480
Cognizant Technology
 Solutions Corp.*		  6,200		   157,542
EMC Corp.*			 11,300		   128,820
Emulex Corp.*	                    970(2)          13,881
Flextronics International, Ltd.* 10,900(2) 	   173,855
Intersil Corp., Class A	  	  4,000(2) 	    86,640
Intuit, Inc.*			  2,500		    96,450
Juniper Networks Inc.*		  4,335		   106,510
Maxim Integrated Products, Inc.	  1,200		    62,904
Microsoft Corp.			  4,800		   137,088
QLogic Corp.*			    500		    13,295
Qualcomm Inc			  2,400		   175,152
Symantec Corp.*			  3,200		   140,096
Symbol Technologies, Inc.	  9,600		   141,504
Utstarcom, Inc.*		  4,900(2)	   148,225
Veritas Software Corp.*		  4,930		   136,561
Zebra Technologies, Corp.*	  1,900(2)	   165,300

 Total Information Technology		         2,243,960


Total Common Stocks
(cost $1,977,850)			         2,753,675

Other Investment Companies - 29.0%
Bank of New York Institutional
 Cash Reserves Fund, 1.24%(1,3)	780,176		   780,176
JPMorgan Prime Money Market
 Fund, Institutional Class
 Shares, 1.03%(1) 		 25,478		    25,478

Total Other Investment Companies
	(cost $805,654)			           805,654

Total Investments - 128.2%
(cost $2,783,504)			         3,559,329

Other Assets, less Liabilities - (28.2)%	  (783,470)

Net Assets - 100.0%				$2,775,859




The accompanying notes are an integral part of these financial statements.

			Managers 20 Fund
			 June 30, 2004
			================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------

Security Descripition		Shares		Value
---------------------		------		-----

Common Stocks - 99.7%

Consumer Discretionary - 5.9%
eBay, Inc.*			30,000		$ 2,758,500

Financials - 18.3%
American International
 Group, Inc.			36,500		  2,601,720
Citigroup, Inc.			38,000		  1,767,000
MBNA Corp.			83,500		  2,153,465
Morgan Stanley Co.		20,000(2)	  1,055,400
Schwab (Charles) Corp           90,000		    864,900

 Total Financials			          8,442,485

Health Care - 11.6%
Eli Lilly & Co.			 1,200(2) 	     83,892
Medtronic, Inc.			59,000		  2,874,480
Pfizer, Inc.			71,000		  2,433,880

 Total Health Care			  	  5,392,252

Information Technology - 63.9%

Applied Materials, Inc.*       145,000		  2,844,900
Cisco Systems, Inc.*	       167,000		  3,957,900
Dell, Inc.*			69,500		  2,489,490
EMC Corp.*		       195,000		  2,223,000
Intel Corp.			87,000		  2,401,200
Juniper Networks Inc.*		91,000(2)   	  2,235,870
Linear Technology Corp.		45,000		  1,776,150
Maxim Integrated Products, Inc.	51,000		  2,673,420
Microsoft Corp.			60,000		  1,713,600
PMC - Sierra, Inc.*	       160,000(2)	  2,296,000
Veritas Software Corp.*		86,000		  2,382,200
Xilinx, Inc.*			80,500(2)	  2,681,455

 Total Information Technology			 29,675,185

Total Common Stocks
(cost $79,830,425)			         46,268,422

Other Investment Company - 13.9%
Bank of New York Institutional
 Cash Reserves Fund, 1.24%(1,3)
(cost $6,428,451)		6,428,451	  6,428,451

Total Investments - 113.6%
(cost $86,258,876)			         52,696,873

Other Assets, less Liabilities - (13.6)%	 (6,288,497)

Net Assets - 100.0%			        $46,408,376


The accompanying notes are an integral part of these financial statements.

			Managers Mid-Cap Fund
			 June 30, 2004
			=====================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----
Common Stocks - 98.1%

Consumer Discretionary - 22.1%
Abercrombie & Fitch Co.*	   35,500(2)	     $	1,375,625
American Greetings Corp.,
 Class A*			   46,300		1,073,234
AnnTaylor Stores Corp.*		   30,100		  872,298
Applebee's International, Inc.	   27,900(2)		  642,258
Black & Decker Corp.		   14,000		  869,820
Borg Warner, Inc.		   12,700		  555,879
Brunswick Corp.	                   16,000                 652,800
Caesars Entertainment, Inc.*	   78,900		1,183,500
Chico's FAS Inc.*		   22,400(2)		1,011,584
Claire's Stores, Inc.		   64,300		1,395,310
Coach, Inc.*			    8,600		  388,634
Dana Corp. 			   10,000		  196,000
Darden Restaurants, Inc.	   27,000		  554,850
DR Horton, Inc.			   40,475		1,149,490
Federated Department Stores, Inc.  16,600		  815,060
Harte Hanks, Inc.		   26,600		  649,306
Lear Corp.			   12,000		  707,880
McClatchy Co., Class A		   15,400		1,080,310
NVR Inc.*			   4,000(2)  		1,936,800
Polaris Industries, Inc.	  18,600(2) 	    	  892,800
Rent-A-Center, Inc.*		  76,600		2,292,638
Saks, Inc.*			  65,500		  982,500
Stanley Works (The)		  15,000		  683,700
Timberland Co.*			  12,500		  807,375

 Total Consumer Discretionary			       22,769,651


Consumer Staples - 4.8%

Energizer Holdings, Inc.*	  20,000		  900,000
PepsiAmericas, Inc.		  35,200		  747,648
Supervalu, Inc.			  22,000		  673,420
Tyson Foods, Inc., Class A	 127,800		2,677,410

 Total Consumer Staples					4,998,478

Energy - 6.6%

BJ Services Co.*		  12,600		  577,584
FMC Technologies Inc.*		  30,100		  866,880
Newfield Exploration Co.*	  22,900		1,276,446
Pogo Producing Co.		  23,700		1,170,780
Smith International, Inc.*	  40,000		2,230,400
Valero Energy Corp.		   8,800		  649,088

 Total Energy						6,771,178


Financials - 18.8%

Allmerica Finance Corp.*	  41,800		1,412,840
American Financial Group, Inc.	  29,000		  886,530
AmeriCredit Corp.*		  60,800		1,187,424
Associates Bank Corp.		  40,050		1,186,682
Astoria Financial Corp.	    	  37,800		1,382,724
Bear Stearns Co., Inc., (The)	   3,600		  303,516
City National Corp.		  15,500		1,018,350
Countrywide Financial Corp.	   7,800		  547,950
Fidelity National Financial, Inc. 15,042		  561,668
General Growth Properties, Inc.	  35,500(2)		1,049,735
Hibernia Corp., Class A		  19,900		  483,570
Huntington Bancshares, Inc.	  49,500(2)		1,133,550
Independence Community Bank 	  36,500		1,328,600
Indymac Mortgage Holdings, Inc.	  26,100		  824,760
Mack-Cali Realty Corp.		  22,600		  935,188
Moody's Corp.			   8,700(2)	  	  562,542
PMI Group, Inc.			  28,000(2)		1,218,560
Protective Life Corp.		  17,300		  668,991
Regions Financial Corp.		  20,500(2)	  	  749,275
SEI Investments Co.		  12,000		  348,480
Torchmark Corp.			  21,000		1,129,800
Unionbancal Corp.		   8,000		  451,200

 Total Financials				       19,371,935


Health Care - 10.8%

Aetna Inc.			   8,900		  756,500
Apria Healthcare Group, Inc.*	  26,500(2)		  760,550
Beckman Coulter, Inc.		   9,200		  561,200
Becton, Dickinson & Co.	  	  20,600		1,067,080
C.R. Bard, Inc.			  12,400		  702,460
Charles River Laboratories
 International, Inc.*		  26,000(2)		1,270,620
Coventry Health Care, Inc.*	  22,850(2)		1,117,365
Cytyc Corp.*			  31,500		  799,155
IMS Health, Inc.		  12,500		  293,000
Invitrogen Corp.*		  12,600		  907,074
Mylan Laboratories, Inc.	  24,200(2)		  490,050
PacifiCare Health Systems, Inc.*  29,100		1,125,006
Perrigo Co.			  41,500		  787,255
Renal Care Group Inc.*		  14,850		  491,981

 Total Health Care				       11,129,296


Industrials - 10.5%

Brink's Co., (The)		  74,300		2,544,775
Corinthian Colleges, Inc.*	  26,900(2)	  	  665,506
Dun & Bradstreet Corp.*		   9,400		  506,754
Graco, Inc.			  87,100		2,704,455
J.B. Hunt Transport Services,
 Inc.*				  46,100		1,778,538
Precision Castparts Corp.	  25,200		1,378,188
Ryder System, Inc.		  22,200		  889,554
Valassis Communications, Inc.*	  13,400		  408,298

 Total Industrials				       10,876,068


Information Technology - 13.1%

Activision, Inc.*		  68,200		1,084,380
Acxiom Corp.			  21,800(2)		  541,294
Adobe Systems, Inc.		  21,500		  999,750
Atmel Corp.*			  93,900(2)		  555,888
Avnet, Inc. *			  44,500		1,010,150
Computer Sciences Corp.*	  14,000(2)	   	  650,020
Compuware Corp.*		 105,000		  693,000
Cree, Inc.*			  33,600(2)	  	  782,208
Cypress Semiconductor Corp.*	  31,500(2)	  	  446,985
Factset Research Systems, Inc.	  11,300(2)	  	  534,151
Harris Corp.			  17,300		  877,975
Imation Corp.			  11,600		  494,276
Lam Research Corp.*		  18,900(2)	 	  506,520




The accompanying notes are an integral part of these financial statements.

			Managers Mid-Cap Fund
			 June 30, 2004
			=====================



Schedule of Portfolio Investments (continued)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----
Lexmark International, Inc.*	   4,400	     $    424,732
National Semiconductor Corp.*	  44,200		  971,958
Polycom, Inc.*			  43,800		  981,559
Silicon Laboratories, Inc.*	  10,700(2)	 	  495,945
Storage Technology Corp.*	  32,500		  942,500
Vishay Intertechnology, Inc.*	  26,500		  492,370

 Total Information Technology			       13,485,661


Materials - 4.2%

Cytec Industries, Inc.*		  18,600		  845,370
Engelhard Corp.			  22,500		  726,975
Louisana-Pacific Corp.*		  65,300		1,544,345
Lubrizol Corp.			  18,000		  659,160
Sigma-Aldrich Corp.		   8,700(2)	  	  518,607

 Total Materials					4,294,457


Telecommunication Services - 0.5%

Western Wireless Corp.*	 	  18,100		  523,271

Utilities - 6.7%

Alliant Energy Corp.		  36,500		  951,920
Centerpoint Energy, Inc.	  36,000(2)		  414,000
MDU Resources Group, Inc. 	  33,900		  814,616
Northeast Utilities		  54,300		1,057,221
Oneok, Inc.			  65,000		1,429,350
Questar Corp.			  58,300		2,252,712

 Total Utilities					6,919,819


Total Common Stocks
(cost $87,526,884)				      101,139,814

Other Investment Companies - 21.0%

Bank of New York Institutional
 Cash Reserves Fund,
 1.25%(1,3)		     16,644,756	       	       16,644,756
JPMorgan Prime Money Market
 Fund, Institutional Class
 Shares, 1.03%(1) 	      4,973,347		        4,973,347

Total Other Investment Companies
(cost $21,618,103)			      	       21,618,103

Total Investments - 119.1%
 (cost $109,144,987)			              122,757,917

Other Assets, less Liabilities - (19.1)%	      (19,689,978)

Net Assets - 100.0%			          $   103,067,939




The accompanying notes are an integral part of these financial statements.

			Managers Large-Cap Fund
			     June 30, 2004
			=====================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----


Common Stocks - 98.6%

Consumer Discretionary - 14.8%

Applebee's International, Inc.	   1,200	     $  27,624
Claire's Stores, Inc.                800		17,360
Eastman Kodak Co.		   1,200(2)		32,376
Federated Department Stores, Inc.  1,100		54,010
Ford Motor Co.                     1,000(2)		15,650
Fortune Brands, Inc.        	     200		15,086
General Motors Corp.		     300		13,977
Harte Hanks, Inc.      	  	     400		 9,764
Home Depot, Inc.		   2,360		83,072
McDonald's Corp.		   1,200		31,200
McGraw-Hill Companies, Inc. (The)    400		30,628
NVR Inc*			     100		48,420
Rent-A Center, Inc.*		     600		17,958
Sears Roebuck & Co.                1,000(2)		37,760
Timberland Co.*			     200		12,918
Time Warner Co., Inc.*		   2,500		43,950
Viacom, Inc., Class B		     800		28,576
Walt Disney Co. (The)		   1,900		48,431

 Total Consumer Discretionary			       568,760


Consumer Staples - 8.0%

Altria Group, Inc.		    900			45,045
Avon Products, Inc.		    200			 9,228
Coca-Cola Co. (The)		    720			36,345
CVS Corp.			    900			37,818
Gillette Co. (The)		    900			38,160
Hershey Foods Corp		    500			23,135
Kimberly-Clark Corp.		    400			26,352
PepsiCo, Inc.			    600			32,328
Procter & Gamble Co.		    400		 	21,776
Tyson Foods, Inc., Class A        1,700		 	35,615

 Total Consumer Staples				       305,802


Energy - 6.3%

Amerada Hess Corp.                  600			47,514
ChevronTexaco Corp.		    600	 		56,466
Devon Energy Corp.		    300			19,800
Exxon Mobil Corp.		  1,500			66,615
Newfield Exploration Co.*	    400			22,296
Smith International, Inc.*	    500			27,880

 Total Energy					       240,571


Financials - 21.5%

Allstate Corp. (The)		  1,900			88,445
Bank of America Corp.		  1,000		 	84,620
BankOne Corp			  1,200		        61,200
Bear Stearns Co., Inc. (The)	    500			42,155
Capital One Financial Corp.	    400			27,352
Citigroup, Inc.			  1,600		        74,400
Countrywide Financial Corp.	  1,299			91,255
General Growth Properties Inc	  1,400			41,398
Goldman Sachs Group, Inc.	    300		  	28,248
Huntington Bancshares, Inc.       1,100(2)		25,190
JPMorgan Chase & Co.		    600			23,262
Lincoln National Corp.		    600(2)		28,350
Moody's Corp.                       300			19,398
New Plan Excel Realty Trust, Inc.   700			16,352
Prudential Financial, Inc.	    500			23,235
Torchmark Corp.                     500			26,900
Wachovia Corp.			  2,100			93,450
Washington Mutual, Inc.		    300			11,592
Wells Fargo & Co.		    300			17,169

 Total Financials			      	       823,971


Health Care - 13.5%

Amgen, Inc.*			    500			27,285
Becton, Dickinson & Co.		    700			36,260
C.R. Bard, Inc.			    300			16,995
Coventry Health Care, Inc.*	    700			34,230
Genentech, Inc.*		    400(2)		22,480
Invitrogen Corp.*		    200(2)		14,398
Johnson & Johnson Co.		  1,800		       100,260
Merck & Co., Inc.		  1,700			80,750
Mylan Laboratories, Inc.	    400			 8,100
Pfizer, Inc.			  3,700		       126,836
UnitedHealth Group, Inc.	    400			24,900
Varian Medical Systems Inc*	    200			15,870
WellPoint Health Networks, Inc.*    100			11,201

 Total Health Care				       519,565


Industrials - 9.9%

3M Co.				    900			81,009
Cendant Corp.*			  1,300			31,824
Cummins, Inc.			    500(2)		31,250
General Dynamics Corp.		    300		 	29,790
Ingersoll-Rand Co., Class A         300			20,493
J.B. Hunt Transport Services, Inc.* 600			23,148
Northrop Grumman Corp.		    400			21,480
Rockwell Collins, Inc.		    500			16,660
Ryder System, Inc.                  800			32,056
Tyco International, Ltd.	  2,200(2)		72,908
University of Phoenix Online*	    200			17,518

 Total Industrials				       378,136


Information Technology - 15.6%
Adobe Systems, Inc.		    700(2)		32,550
Applied Materials, Inc.*	  1,000			19,620
Avnet, Inc.*			    600			13,620
Cisco Systems, Inc.*		  3,200			75,840
Computer Sciences Corp.*	    800			37,144
Dell, Inc.*			  1,300			46,566
Harris Corp.                        300			15,225
Hewlett-Packard Co.		  1,800			37,980
Intel Corp.			  3,400			93,840
International Business
 Machines Corp.			    200			17,630
Lexmark International, Inc.*	    200			19,306
Maxim Integrated Products, Inc.	    700			36,694
Microsoft Corp.			  3,400			97,104
Oracle Corp.*			  2,700			32,211




The accompanying notes are an integral part of these financial statements.

			Managers Large-Cap Fund
			     June 30, 2004
			=====================



Schedule of Portfolio Investments (continued)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----


Scientific-Atlanta Inc.       	    300		    $   10,350
Texas Instruments, Inc.		    600			14,508

 Total Information Technology			       600,188


Materials - 2.8%

Cytec Industries, Inc.*	  	    400			18,180
Louisana-Pacific Corp.*		  2,200			52,030
Sigma-Aldrich Corp.		    600			35,766

 Total Materials				       105,976


Telecommunication Services - 2.9%

BellSouth Corp.			  2,500(2)		65,550
Nextel Communications, Inc.*	  1,700			45,322

 Total Telecommunication Services			110,872


Utilities - 3.3%

PG&E Corp.*			  1,800			50,292
TXU Corp.			  1,900			76,969

 Total Utilities				       127,261


Total Common Stocks

(cost $3,389,731)				     3,781,102

Other Investment Companies - 9.2%

Bank of New York
 Institutional Cash
 Reserves Fund, 1.24%(1,3)	296,067		       296,067
JPMorgan Prime Money Market
Fund, Institutional Class
 Shares, 1.03%(1)		 55,435			55,435

Total Other Investment Companies
(cost $351,502)					       351,502

Total Investments - 107.8%
(cost $3,741,233)				     4,132,604

Other Assets, less Liabilities - (7.8)%		      (297,343)

Net Assets - 100.0%				  $  3,835,261




The accompanying notes are an integral part of these financial statements.

			Managers Balanced Fund
			     June 30, 2004
			=====================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----
Common Stocks - 72.4%

Consumer Discretionary - 10.6%

Applebee's International, Inc.	   8,550		196,821
Claire's Stores, Inc.              4,300		 93,310
Eastman Kodak Co.		   6,400		172,672
Federated Department Stores, Inc.  6,000		294,600
Ford Motor Co.                     5,800		 90,770
Fortune Brands, Inc.               1,200		 90,516
General Motors Corp.		   1,600		 74,544
Home Depot, Inc.		  10,670		375,584
McDonald's Corp.		   4,600		119,600
McGraw-Hill Companies, Inc. (The)  2,500		191,425
NVR, Inc.*			     500		242,100
Rent-A Center, Inc.*		   3,150		 94,280
Sears Roebuck & Co.                5,600		211,456
Timberland Co.*			   1,600		103,344
Time Warner Co., Inc.*		  14,960		262,997
Viacom, Inc., Class B		   4,700		167,884
Walt Disney Co. (The)		  11,200		285,488

Total Consumer Discretionary			      3,067,391


Consumer Staples - 5.8%

Altria Group, Inc.		   4,720		236,236
Avon Products, Inc.		   2,400		110,736
Coca-Cola Co., (The)		   4,150		209,492
CVS Corp.			   2,700		113,454
Gillette Co. (The)		   4,200		178,080
Hershey Foods Corp.	  	   2,800		129,556
Kimberly-Clark Corp.		   1,400		 92,232
PepsiCo, Inc.			   3,230		174,032
Procter & Gamble Co.		   2,200		119,768
Supervalu, Inc.			   2,900		 88,769
Tyson Foods, Inc. Class A         11,000		230,450

 Total Consumer Staples				      1,682,805


Energy - 4.7%

Amerada Hess Corp.                3,100			245,489
Burlington Resources, Inc.        4,400			159,192
ChevronTexaco Corp.		  3,510			330,326
Devon Energy Corp.		  1,300			 85,800
Exxon Mobil Corp.		  8,620			382,814
Smith International, Inc.*	  2,600			144,976

 Total Energy					      1,348,597


Financials - 15.7%

Allstate Corp., (The)		 10,200		        474,810
Bank of America Corp.		  5,600			473,872
BankOne Corp.			  6,400			326,400
Bear Stearns Co., Inc., (The)	  2,500			210,775
Capital One Financial Corp.	  2,300			157,274
Citigroup, Inc.			  8,732			406,038
Countrywide Financial Corp.	  6,949		  	488,167
General Growth Properties, Inc.	  7,500			221,775
Goldman Sachs Group, Inc.	  1,800			169,488
Huntington Bancshares, Inc.       6,200			141,980
JPMorgan Chase & Co.		  2,800			108,556
Lincoln National Corp.		  3,100			146,475
Moody's Corp.                     1,500			 96,990
New Plan Excel Realty Trust	  4,400			102,784
Prudential Financial, Inc.	  3,000			139,410
Torchmark Corp.                   3,000			161,400
Wachovia Corp.			 11,600			516,200
Washington Mutual, Inc.		  1,850			 71,484
Wells Fargo & Co.	 	  1,500			 85,845

 Total Financials				      4,499,723


Health Care - 10.1%

Amgen, Inc.*			  2,800			152,796
Becton, Dickinson & Co.           3,700			191,660
C.R. Bard, Inc.		   	  1,800			101,970
Coventry Health Care, Inc.*	  2,650			129,585
Genentech, Inc.*	   	  2,000			112,400
IMS Health, Inc.		  2,800			 65,632
Invitrogen Corp.*	   	    800			 57,592
Johnson & Johnson Co.		  9,880			550,316
Merck & Co., Inc.		  9,770			464,075
Mylan Laboratories, Inc.	  2,450			 49,613
Pfizer, Inc.			 20,340			697,292
UnitedHealth Group, Inc.	  2,200		 	136,950
Varian Medical Systems Inc*	  1,200			 95,220
WellPoint Health Networks, Inc.*    800			 89,608

 Total Health Care			     	      2,894,709


Industrials - 7.2%

3M Co.				  5,100			459,052
Cendant Corp.*			  7,300			178,704
Cummins, Inc.			  2,600			162,500
General Dynamics Corp.		  1,800			178,740
Ingersoll-Rand Co., Class A       1,600			109,296
J.B. Hunt Transport
 Services, Inc.*		  3,100			119,598
Northrop Grumman Corp.		  2,000			107,400
Ryder System, Inc.                4,500			180,315
Textron, Inc.			  3,100			183,985
Tyco International, Ltd.	  8,900			294,946
University of Phoenix Online*	  1,100			 96,349

	Total Industrials			      2,070,885


Information Technology - 11.4%

Adobe Systems, Inc.		  3,900			181,350
Applied Materials, Inc.*	  5,600			109,872
Avnet, Inc.*			  3,200			 72,640
Cisco Systems, Inc.*		 17,640			418,068
Computer Sciences Corp.*	  4,200			195,006
Dell, Inc. *			  7,200			257,904
Harris Corp.                      1,300			 65,975
Hewlett-Packard Co.		 10,143			214,017
Intel Corp.			 19,060			526,056
IBM Corp.			    980			 86,388
Lexmark International, Inc.*	    900			 86,878
Maxim Integrated Products, Inc.   3,900			204,438
Microsoft Corp.			 18,500			528,360
Oracle Corp.*			 15,000			178,950



The accompanying notes are an integral part of these financial statements.

			Managers Balanced Fund
			     June 30, 2004
			=====================



Schedule of Portfolio Investments (continued)
---------------------------------------------

Security Descripition		  Shares		Value
---------------------		  ------		-----


Scientific-Atlanta, Inc.          2,300		    $    79,350
Texas Instruments, Inc.	  	  3,200			 77,376

 Total Information Technology			      3,282,628


Materials - 2.2%

Air Products & Chemicals, Inc.    2,600			136,370
Louisana-Pacific Corp.*		 12,300			290,895
Sigma-Aldrich Corp.		  3,400			202,674

 Total Materials					629,939


Telecommunication Services - 2.2%

BellSouth Corp.			 13,800			361,836
Nextel Communications, Inc.*	  9,700			258,602

 Total Telecommunication Services			620,438


Utilities - 2.5%

PG&E Corp*			  9,400			262,636
TXU Corp.			 11,400			461,814

 Total Utilities					724,450


Total Common Stocks
(cost $18,083,308)				     20,821,565

Preferred Stock - 0.6%

Centaur Funding Corp.,
 9.080%, 04/21/20 (a)
(cost $159,265)			   135			168,286

Corporate Bonds - 21.2%

Asset-Backed Security - 0.7%

First Union National Bank
 Commercial Mortgage,	      Principal Amount
 Series 1999-C4, Class A1,    ----------------
 7.184%, 12/15/31	    $ 185,066			192,456
Finance - 4.5%
Boeing Capital Corp.,
 4.750%, 08/25/08	       25,000			 25,487
Carramerica Realty Corp.
 3.625%, 04/01/09             165,000			156,443
Health Care Reit, Inc.,
 7.500%, 08/15/07             150,000			165,287
Hospitality Properties Trust,
 6.750%, 02/15/13	      150,000			155,980
iSTAR Financial, Inc.,
 8.750%, 08/15/08	       95,000			105,547
Korea Development Bank,
 3.875%, 03/02/09	      170,000			162,959
PLC Trust  2003-1
 2.709%, 03/31/06 (a)          87,683			 87,782
RenaissanceRe Holdings Ltd.,
 7.000%, 07/15/08             250,000			271,012
Senior Housing Trust,
 8.625%, 01/15/12             125,000			136,545
Union Planters Bank,
 6.500%, 03/15/08              30,000			 31,514

	Total Finance				      1,298,556


Industrials - 16.0%

Albertson's Inc.,
 7.750%, 06/15/26	      75,000			 81,834
Allied Waste North
 America, Inc.,
 8.875%, 04/01/08            120,000			132,000
AmerisourceBergen Corp.,
 7.250%, 11/15/12             30,000		  	 30,900
AT&T Wireless Services, Inc.,
 8.750%, 03/01/31	     105,000			128,385
Boise Cascde Co.,
 6.500%, 11/01/10             15,000			 15,338
Celestica, Inc.,
 0.000%, 08/01/204	     270,000			149,850
Direct TV Holdings,
 8.375%, 03/15/13             65,000			 72,231
Dow Chemical Co.,
 7.375%, 11/01/29	      75,000			 81,850
Dynegy-Roseton Danskamme,
 Series B, 7.670%, 11/08/16  100,000			 87,063
Eastman Kodak Co.,
 Series MTNA,
 7.250%, 06/15/05	      30,000			 31,032
EchoStar DBS Corp.,
 10.375%, 10/01/07            75,000			 80,531
General Motors Corp.,
 7.125%, 07/15/13	     260,000			267,475
Georgia-Pacific Corp.,
 7.700%, 06/15/15	     125,000			132,813
Guidant Corp.,
 6.150%, 02/15/06            105,000			110,151
Hyatt Equities LLC,
 6.875%, 06/15/07 (a)        200,000			212,777
Kraft Foods, Inc.,
 5.250%, 10/01/13	     195,000			190,318
Kroger Co.,
 7.000%, 05/01/18	     140,000			150,887
Lyondell Chemical Co.,
 11.125%, 07/15/12	      50,000			 55,625
News America, Inc.,
 7.280%, 06/30/28	      75,000			 81,432
Nextel Communications, Inc.,
 9.375%, 11/15/09            175,000			187,906
Nortel Networks Ltd.,
 6.125%, 02/15/06             60,000			 60,600
Owens-Brockway Glass, Inc.
 8.875%, 02/15/09            475,000			515,375
Park Place Entertainment,
 8.875%, 09/15/08             95,000			103,313
Penney (JC) Co.,
 8.000%, 03/01/10             50,000			 56,125
Polyone Corp.,
 10.625%, 05/15/10    	      40,000			 42,600
Quebecor Media, Inc.,
 11.125%, 07/15/11           135,000			154,744



The accompanying notes are an integral part of these financial statements.

			Managers Balanced Fund
			     June 30, 2004
			=====================



Schedule of Portfolio Investments (continued)
---------------------------------------------

				  Principal
Security Descripition		   Amount 		Value
---------------------		  ---------		-----

R.H. Donnelley Financial Corp.,
 10.875%, 12/15/12 (a)	           75,000	    $	 87,375
R.H. Donnelley Financial Corp.,
 8.875%, 12/15/10 (a)              30,000		 33,075
Service Corp. International,
 6.875%, 10/01/07                  95,000		 97,375
Six Flags, Inc.,
 8.875%, 02/01/10                  80,000		 79,600
Southern Natural Gas Co.,
 8.875%, 03/15/10	           70,000		 76,825
Sprint Capital Corp.,
 6.875%, 11/15/28	          135,000		130,142
TCI Communications, Inc.,
 6.875% 02/15/06	          190,000		200,749
Terra Capital, Inc.,
 12.875%, 10/15/08	          190,000		227,050
Tyco International Group SA,
 6.000%, 11/15/13	          145,000		149,328
Tyco International Group SA,
 6.875%, 01/15/29		  135,000		141,760
Union Carbide Corp.,
 6.790%, 06/01/25		   75,000		 76,125
Walt Disney Co., (The)
 7.000%, 03/01/32		   75,000		 80,637

 Total Industrials				      4,593,196


Total Corporate Bonds
(cost $5,743,393)				      6,084,208

Foreign Government - 0.5%

Mexico Government, 9.875%,
 02/01/10 (cost $166,548) 	 130,000		156,520
U.S. Treasury Bonds
 and Notes - 3.2%
USTB, 3.875%, 05/15/09		  60,000		 60,220
USTN, 2.375%, 08/15/06		 855,000		847,950

 Total U.S. Treasury Bonds
 and Notes (cost $905,270)				908,173

Other Investment Company - 2.6%

JPMorgan Prime Money Market
Fund, Institutional Class
 Shares, 1.03%1 (cost $735,536)	735,536			735,536

Total Investments - 100.5%

(cost $25,793,320)				     28,874,288

Other Assets, less Liabilities - (0.5)%		       (145,257)

Net Assets - 100.0%				   $ 28,729,031



The accompanying notes are an integral part of these financial statements.

		Managers Convertible Securities Fund
			     June 30, 2004
		====================================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------



						Principal
Security Descripition		  		Amount			Value
---------------------				---------		-----
Corporate Bonds - Convertible - 72.3%

Finance - 20.3%

AON Corp., 3.500%, 11/15/12 (a)		    $	100,000		   $	140,250
Countrywide Credit Financial Corp.,
 0.000%, 02/08/31 (a)(4)			250,000			410,624
ExpressJet Holdings, Inc.,
 4.250%, 08/01/23 (a)				200,000(2)		195,750
Extreme Networks, Inc., 3.500%, 12/01/06        200,000			193,250
Fisher Scientific International, Inc.,
 3.250%, 03/01/24				250,000(2)		260,624
Flextronics International Co. Ltd.,
 1.000%, 08/01/10 (a)                      	250,000(2)		311,250
IVAX Corp., 1.500%, 03/01/24 (a)		250,000(2)		256,875
PMI Group, Inc. (The), 2.500%, 07/15/21		250,000			287,188
Primus Telecommunications Group Co.,
 3.750%, 09/15/10 (a)                   	 50,000(2)		 46,500
Providian Financial Corp., 4.000%, 05/15/08     100,000(2)		127,625
Radian Group, 2.250%, 01/01/22 (a)		250,000			255,625
Regal Entertainment Group, 3.750%, 05/15/08     100,000			120,750
Serologicals Corp., 4.750%, 08/15/33 (a)	100,000			156,750
TRAC-X  North America, 7.375%, 03/25/09		250,000(2)		244,688
XL Capital Ltd., 3.500%, 05/23/21		300,000			191,625

 Total Finance							      3,199,374

Industrials - 51.3%

AGCO Corp., 1.750%, 12/31/33 (a)		250,000			276,562
American Axle and Manufacturing,
 2.000%, 02/15/24 (a)				200,000(2)		188,250
Amgen, Inc., 0.000%, 03/01/324			200,000			148,000
Apogent Technologies, Inc., 0.000%,
 12/15/33 (a)(4)				250,000			304,810
Axcan Pharmaceuticals, Inc., 4.250%, 04/15/08   250,000			398,124
BEA Systems, Inc., 4.000%, 12/15/06             250,000(2)		247,187
Best Buy Co., Inc., 2.250%, 01/15/22		300,000(2)		312,375
Cendant Corp., 3.875%, 11/27/11 (a)             250,000			270,938
CKE Restaurants, Inc., 4.000%, 10/01/23 (a)	200,000			340,500
Commonwealth Telephone Enterprises, Inc.,
 3.250%, 07/15/23 (a)				250,000			255,000
Computer Associates International, Inc.,
 5.000%, 03/15/07                        	250,000			310,000
Devon Energy Corp., 4.950%, 08/15/08		200,000			206,000
Fairchild Semiconductor, 5.000%, 11/01/08	150,000			149,438
Juniper Networks Inc., 0.000%, 06/15/084	160,000(2)		219,600
Keane, Inc., 2.00%, 06/15/13 (a)		250,000			252,188
King Pharmaceuticals, Inc.,
 2.750%, 11/15/21 (a)                           125,000                 116,563
Leucadia National Corp., 3.750%, 04/15/14       250,000			248,125
Liberty Media Corp., 3.250%, 03/15/31 (a)	125,000(2)		112,500
Lifepoint Hospitals Holdings, 4.500%, 06/01/09  250,000			259,688
Lowes Co., Inc., 0.000%, 02/16/214		300,000			262,125
LSI Logic Corp., 4.000%, 11/01/06 (a)           250,000			245,625
McData Corp., 2.250%, 02/15/10 (a)              100,000			 88,500
Medtronic, Inc., 1.125%, 09/15/21 (a)		250,000			255,000
Nextel Communications Inc., 5.250%, 01/15/10	250,000			244,375





The accompanying notes are an integral part of these financial statements.

		Managers Convertible Securities Fund
			     June 30, 2004
		====================================



Schedule of Portfolio Investments (continued)
---------------------------------------------



						Principal
Security Descripition		  		Amount			Value
---------------------				---------		-----

Nortel Networks Ltd., 4.250%, 09/01/08		250,000(2)		240,625
Teva Pharmaceuticals Financial BV,
 Series B, 0.250%, 02/01/24			250,000(2)		266,875
Time Warner, Inc., 0.000%, 12/06/194		250,000(2)		159,687
TJX Companies, Inc., 0.000%, 02/13/214		400,000(2)		344,000
Tyco International Group, 2.750%, 01/15/18 (a)	200,000			301,500
Tyco International Group, 3.125%, 01/15/23 (a)	300,000			487,125
Universal Health Services, Inc.,
 0.426%, 06/23/20				400,000(2)		239,500
Watson Pharmaceuticals, Inc., 1.750%,
 03/15/23 (a)					250,000			237,188
Young & Rubicam, Inc., 3.000%, 01/15/05		 50,000			 50,500

 Total Industrials						      8,038,473


Utility - 0.7%                                   SHARES
                                                --------
TXU Corp., 0.000%, 07/15/33			 75,000			103,082

T otal Corporate Bonds (cost $9,939,689)			     11,340,929


Common Stock - 6.5%

Consumer Staples - 1.1%

Altria Group, Inc.				  3,300		        165,165

Energy - 1.0%

Gulfterra Energy Partners L.P.                    2,600(2)		100,620
Plains All American Pipeline L.P.                 1,800			 60,084

 Total Energy								160,704


Financials - 1.2%

First American Corp.                        	  7,142			184,906

Health Care - 0.4%

Hillenbrand Industries, Inc.                      1,025			 61,961
Information Technology - 1.4%
Advanced Micro Devices, Inc.			  6,250(2)		 99,375
First Data Corp.				  1,300			 57,876
NCR Corp.					  1,300(2)		 64,467

 Total Information Technology						221,718


Telecommunication Services - 1.4%

Verizon Communications, Inc.			  6,000			217,140

 Total Common Stock (cost $878,001)				      1,011,594

Convertible Preferred Stock - 16.1%

Allied Waste Industries, Inc.,
 6.250%, 04/01/06     				    500			 35,640
American Electric Power Co., Inc.,
 9.250%, 08/16/05                        	  4,800(2)		211,440
Capital One Financial Corp., 6.250%, 05/17/05	  6,000			302,640
Chesapeake Energy Corp., 6.000%, 12/31/49 (a)     2,000			155,250
Constellation Brands, Inc., Series A,
 5.750%, 09/01/06          			 10,000			330,000
Host Marriott Financial Trust 6.750%, 12/02/26    3,000			154,125
Oneok, Inc., 8.500%, 02/16/06                    12,500			362,375
Saturns-Dpl, Series 2002-7, 7.875%, 09/01/31      2,100			 49,560
Sempra Energy, 8.500%, 05/17/05			  3,300			100,650
State Street Corp., 6.750%, 02/15/06              1,250			286,563





The accompanying notes are an integral part of these financial statements.

		Managers Convertible Securities Fund
			     June 30, 2004
		====================================



Schedule of Portfolio Investments (continued)
---------------------------------------------



						Principal
Security Descripition		  		Amount			Value
---------------------				---------		-----


Travelers Property Casualty Corp.,
 4.500%, 04/15/32                            	 10,500			249,900
Washington Mutual, Inc., 5.375%, 05/03/41         5,500			296,285

Total Convertible Preferred Stock
(cost $2,284,174)		     				      2,534,428

Other Investment Companies - 29.2%

JPMorgan Prime Money Market,
 Institutional Class Shares, 1.03%		923,645			923,645
Bank of New York Institutional
 Cash Reserves Fund, 1.24%3		      3,648,823		      3,648,823

Total Other Investment Companies
(cost $4,572,468)			      			      4,572,468

Total Investments - 124.1%
(cost $17,674,332)			    		             19,459,419

Other Assets, less Liabilities - (24.1)%			     (3,784,526)

Net Assets - 100.0%			  			 $   15,674,893








The accompanying notes are an integral part of these financial statements.

			Managers High Yield Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----
Corporate Bonds - 89.5%

Finance - 63.9%

Alamosa Delaware, Inc., 0.000%/11.000%, 07/31/105       $ 487,000	      $ 533,265
Alamosa Delaware, Inc., 0.000%/12.000%, 07/31/095         940,000		911,800
Allied Waste North America, Inc., 6.125%, 02/15/14 (a)	   15,000		 13,800
Allied Waste North America, Inc., 5.750%, 02/15/11 (a)    515,000		490,538
American Tower Corp., 6.500%, 08/01/08                 	  500,000		367,500
Buckeye Technologies, Inc., 8.500%, 10/01/13	          370,000		375,550
Cablevision Systems Corp., 8.000%, 04/15/12 (a)	          500,000(2) 	 	495,000
Charter Communication Holdings, 13.500%, 01/15/11         505,000(2)	        372,438
Cincinnati Bell, Inc., 7.250%, 07/15/13			  400,000(2)		376,000
Cincinnati Bell, Inc., 8.375%, 01/15/14			  390,000(2)		349,050
Crown Castle International Corp., 7.500%, 12/01/13	  650,000		650,000
Cummins Engine, Inc., 5.650%, 03/01/98			  870,000		574,200
Dana Corp., 9.000%, 08/15/11                              480,000(2) 		564,000
DEX Media East, LLC, 12.125%, 11/15/12			  805,000		943,863
Dimon, Inc., 7.750%, 06/01/13				  700,000(2)		654,500
DRS Technologies, Inc., 6.875%, 11/01/13		  720,000		705,600
Dynegy Holdings, Inc., 10.125%, 07/15/13 (a)		  355,000(2)		386,063
El Paso Production Holding, 7.750%, 06/01/13		  440,000		405,900
Elizabeth Arden, Inc., 7.750%, 01/15/14 (a)		  345,000(2)		352,763
Evergreen Resources, Inc., 5.875%, 03/15/12 (a)           315,000(2)		319,725
Fairpoint Communications, Inc., 12.500%, 05/01/10         630,000		674,100
Flextronics International Ltd., 6.500%, 05/15/13	  330,000(2)		323,400
Graphic Packaging International, 9.500%, 08/15/13	  460,000		501,400
HCA, Inc., 6.750%, 07/15/13				  445,000		456,615
HealthSouth Corp., 10.750%, 10/01/08    	        1,150,000(2)  	      1,190,250
HealthSouth Corp., 8.500%, 02/01/08                    	  310,000(2)		306,513
HMP Equity Holdings Corp., 0.000%, 05/15/084              644,000		499,100
Houston Exploration Co., 7.000%, 06/15/13	 	  500,000		505,000
Hudson Respiratory Care, Inc., 9.125%, 04/15/08           490,000		502,250
iSTAR Financial, Inc., 8.750%, 08/15/08	  		  280,000		311,087
ITT Corp., 7.375%, 11/15/15				  500,000		502,500
Jacuzzi Brands, Inc., 9.625%, 07/01/10                    500,000		537,500
Lyondell Chemical Co., 10.875%, 05/01/09             	  225,000		236,250
Madison River, 13.250%, 03/01/10                   	  565,000		597,488
Mail-Well Corp., 9.625%, 03/15/12                   	  635,000		685,800
MGM Mirage, Inc., 9.750%, 06/01/07                        485,000		532,288
Nalco Co., 7.750%, 11/15/11 (a)                    	  175,000(2)		184,188
Nalco Co., 8.875%, 11/15/13 (a)				  355,000	        373,638
Norske Skog Canada Ltd., 7.375%, 03/01/14 (a)		  380,000		369,550
Park Place Entertainment, 8.125%, 05/15/11                500,000(2)		533,125
Pinnacle Entertainment, 8.250%, 03/15/12 (a)              605,000		582,313





The accompanying notes are an integral part of these financial statements.

			Managers High Yield Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----


Playtex Products, Inc., 8.000%, 03/01/11 (a)            $ 320,000(2)	     $  334,800
Playtex Products, Inc., 9.375%, 06/01/11            	  535,000(2)		522,963
Qwest Communications International, Inc.,
 7.250%, 02/15/11 (a)        				  875,000(2)		820,313
Rayovac Corp., 8.500%, 10/01/13				  355,000		374,525
Reddy Ice Group, Inc., 8.875%, 08/01/11                   715,000		757,900
Res-Care, Inc., 10.625%, 11/15/08                    	  355,000		376,300
Riverside Forest Products, Ltd., 7.875%, 03/01/14 (a)	  310,000		317,750
Rogers Wireless, Inc., 9.625%, 05/01/11                   370,000		417,175
Royal Caribbean Cruises, Ltd., 8.000%, 05/15/10           540,000		584,550
Rural Cellular Corp., 8.250%, 03/15/12 (a)                460,000(2)		472,650
Russell Corp., 9.250%, 05/01/10                        	  705,000		752,588
Senior Housing Trust, 8.625%, 01/15/12                    525,000		573,486
Sinclair Broadcast Group, 8.000%, 03/15/12		  385,000		395,588
Spectrasite, Inc., 8.250%, 05/15/10                    	  705,000		729,675
Standard Commercial Corp., 8.000%, 04/15/12 (a)		  305,000		300,425
Sun Media Corp., 7.625%, 02/15/13			  525,000		538,125
Tekni-Plex, Inc., 8.750%, 11/15/13 (a)			  465,000(2)		446,400
Terex Corp., Series B, 10.375%, 04/01/11                  410,000(2)		459,200
Terra Capital, Inc., 11.500%, 06/01/10                    305,000(2)		335,500
Transcontinental Gas Pipe Corp., 7.000%, 08/15/11         500,000		515,000
Triton PCS, Inc., 8.500%, 06/01/13			  505,000(2)		479,750
Triton PCS, Inc., 8.750%, 11/15/11                    	  295,000(2)		244,850
TRW Automotive, Inc., 9.375%, 02/15/13			  540,000		611,550
Unova, Inc., 7.000%, 03/15/08                             250,000		251,250
Venetian Casino Resort, LLC, 11.000%, 06/15/10            460,000		533,600
VWR International, Inc., 6.875%, 04/15/12 (a)		  300,000		302,625
Warner Music Group, 7.375%, 04/15/14 (a)		  300,000		291,000

 Total Finance								     32,985,440


Industrials - 25.6%

Ainsworth Lumber Co., Ltd., 6.750%, 03/15/14 (a)	  300,000(2)		282,750
Charter Communications Holdings, 11.125%, 01/15/11    	   60,000		 50,700
Corning, Inc., 5.900%, 03/15/14				  550,000		517,000
Dex Media Finance/West, 9.875%, 08/15/13		  330,000		363,825
Direct TV Holdings, 8.375%, 03/15/13                   	  460,000		511,175
Georgia-Pacific Corp., 7.700%, 06/15/15			  665,000		706,563
Innova S. de R.L., 9.375%, 09/19/13                	  490,000(2)		515,725
Insight Communications, Inc., 0.000%/12.250%, 02/15/115   750,000(2)		678,750
Lyondell Chemical Co., 11.125%, 07/15/12		  480,000(2)		534,000
MCI Inc., 6.688%, 05/01/09				  198,000(2)		183,645
MCI Inc., 7.735%, 05/01/14				  170,000(2)		152,575
Nextel Communications, Inc., 7.375%, 08/01/15             750,000		761,250
Owens-Brockway Glass, Inc., 8.250%, 05/15/13              565,000		586,188
Phillips Van-Heusen Corp., 7.250, 02/15/11		  390,000		393,900



The accompanying notes are an integral part of these financial statements.

			Managers High Yield Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----

Pliant Corp., 11.125%, 06/15/09				$  645,000(2)	     $	546,638
Polypore Inc., 8.750%, 05/15/12  (a)			   260,000		272,350
Quebecor Media, Inc., 11.125%, 07/15/11       		   580,000		664,825
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	   290,000		337,850
Service Corp. International, 7.700%, 04/15/09              380,000		391,400
Six Flags, Inc., 8.875%, 02/01/10                   	   530,000(2)		527,350
Southern Natural Gas Co., 8.875%, 03/15/10                 620,000(2)		680,450
Superior Essex Communications LLC/Essex Group, Inc.,
 9.000%, 04/15/12					   265,000		254,400
Tenet Healthcare Corp., 6.500%, 06/01/12		   700,000		612,500
Terra Capital, Inc., 12.875%, 10/15/08                     570,000		681,150
United Components, Inc., 9.375%, 06/15/13		   500,000		512,500
Universal Hospital Services, Inc., 10.125%, 11/01/11	   460,000		469,200
US Airways, Inc., Series 89A2, 9.820%, 01/01/13	  	 1,343,987(2)		393,419
Vail Resorts, Inc., 6.750%, 02/15/14			  685,000		652,463

 Total Industrials							     13,234,538


Total Corporate Bonds (cost $44,640,271)				     46,219,978

Foreign Government Obligations - 0.7%

Federated Republic of Brazil, 9.250%, 10/22/10
 (cost $346,472)					  350,000(2)		333,375
Municipal Bonds - 0.8%

Tobacco Settlement Funding Corp.,
 6.360%, 05/15/25 (cost $ 435,429)			  437,617		427,224

Warrants - 0.1%						  Warrants
Dictaphone Corp., 03/28/06 (a)               		 ---------
 (cost $0)  						   48,274		 36,543

Common Stock - 1.6%

Finance - 1.3%						  Shares
							  ------
Tommy Hilfiger USA, Inc.                         	   25,875		668,093
Telecommunication Services - 0.3%
Airgate PCS, Inc.                                   	    8,528		156,062

Total Common Stock (cost $695,264)					        824,155
Preferred Stock - 0.6%
Alamosa Holdings, Inc., Series B,
 7.500%, 07/31/13 (cost $125,421)                             531		307,515

Other Investment Companies - 30.1%

JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.03%		        2,729,888	      2,729,888
Bank of New York Institutional Cash
 Reserves Fund, 1.24%3				       12,800,889	     12,800,889
Total Other Investment Companies
	(cost $15,530,777)						     15,530,777

Total Investments - 123.4%
(cost $61,773,634)						             63,679,567

Other Assets, less Liabilities - (23.4)%				    (12,281,196)

Net Assets - 100.0%							   $ 51,598,371






The accompanying notes are an integral part of these financial statements.

			Managers Fixed Income Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (unaudited)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----


Corporate Bonds - 84.3%

Asset-Backed Security - 17.6%

Centex Home Equity, Series 2001-A,
 Class A6, 6.250%, 04/25/31				$  765,150	     $	789,730
Centex Home Equity, Series 2004-A,
  Class AF6, 4.270%, 01/25/34				   265,000		252,776
Chase Funding Mortgage Loan, Series 2001-3,
 Class 1A4, 5.602%, 05/25/27				   233,388		234,351
Commercial Mortgage Asset Trust, Series 1999-C1,
 Class A1, 6.250%, 01/17/32				   623,051		644,033
Community Program Loan Trust, Series 87-A,
 Class A4, 4.500%, 10/01/18				    43,558		 43,516
Countrywide Home Loans, Series 2001-1,
 Class AF6, 6.434%, 07/25/31				   832,191		855,091
Countrywide Home Loans, Series 2002-S1,
 Class A5, 5.960%, 11/25/16				 1,485,000	      1,497,966
CS First Boston Mortgage Securities Corp.,
 Series 2002-19, Class 2A3, 6.020%, 06/25/32		    21,734		 22,298
CS First Boston Mortgage Securities Corp.,
  Series 2001-CKN5, Class A3, 5.107%, 09/15/34		   200,000		206,060
Deutsche Mortgage and Asset Receiving Corp.,
 Series 1998-C1, Class A2, 6.538%, 06/15/31		   685,000		733,930
First Union National Bank Commercial Mortgage,
  Series 2001-C3,
 Class A2, 6.180%, 08/15/33				 1,100,000	      1,169,887
GMAC Mortgage Corp. Loan Trust, Series 2001-HE4,
 Class A5, 5.680%, 04/25/27				   165,882		166,709
GMAC Commercial Mortgage Securities, Inc.,
 Series 1999-C2, Class A1, 6.570%, 09/15/33		   127,813		131,119
JPMorgan Chase Commercial Mortgage Security ,
 Series 2001-CIB3,
 Class A2, 6.044%, 11/15/35				   743,000		788,613
LB-UBS Commercial Mortgage Trust, Series 2001-C3,
 Class A2, 6.365%, 12/15/28				   320,000		346,200
Morgan Stanley Dean Witter Capital Inc.,
 Series 2001-TOPS3, Class A3, 6.200%, 07/15/33		   225,000		240,316
Morgan Stanley Dean Witter Capital Inc.,
 Series 2001-PPM,
 Class A2, 6.400%, 02/15/31				 1,480,475	      1,576,576
Mortgage Capital Funding, Inc., Series 1998-MC2,
 Class A1, 6.325%, 06/18/30				    87,552		 88,550
Residential Asset Mortgage Products, Inc.,
 Series 2001-RZ4,
 Class A4, 5.200%, 03/25/30				   108,588		108,654
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3,
 Class A4, 4.730%, 12/25/31				   165,000		167,598
Residential Asset Securities Corp., Series 1999-KS4,
 Class AI4, 7.220%, 06/25/28				   751,324		780,211
Residential Asset Securities Corp., Series 2001-KS2,
 Class AI4, 6.417%, 02/25/29				   319,157		324,743
Salomon Brothers Mortgage Securities, Series 2001-C2,
 Class A2, 6.168%, 02/13/10				   640,000		682,738

Total Asset-Backed Security						     11,851,665

Finance - 38.2%

ASIF Global Financial, 2.380%, 02/26/09	SGD		 1,000,000	  	571,036
Boeing Capital Corp., 4.750%, 08/25/08			   230,000		234,481
Cardinal Health, Inc., 4.000%, 06/15/15			   320,000		281,521
Cendant Corp., 7.375%, 01/15/13				   565,000		631,221
Chancellor Media Corp., 8.000%, 11/01/08              	   414,000		470,447
Clear Channel Communications, Inc., 6.625%, 06/15/08       191,000		204,691
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		   265,000		261,731
Comcast Corp., 7.050%, 03/15/33				   505,000		524,756
Cox Enterprises, Inc., 4.375%, 05/01/08                    410,000		408,898
Developers Divers Realty Corp., 3.875%, 01/30/09           200,000		191,293
Dimon, Inc., Series B, 9.625%, 10/15/11       		   350,000		355,250
Duke Realty LP, 3.500%, 11/01/07                      	   400,000		396,648
Equity One, Inc., 3.875%, 04/15/09                    	   400,000		379,144
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)          485,000(2)		471,062
Ford Motor Credit Corp., 7.000%, 10/01/13                  125,000(2)		126,396



The accompanying notes are an integral part of these financial statements.

			Managers Fixed Income Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----


Ford Motor Credit Corp., 7.200%, 06/15/07               $  460,000(2)	     $	489,460
Gemstone Investors Ltd., 7.710%, 10/31/04		   695,000(2)		703,688
GMAC, 6.125%, 08/28/07                              	   450,000(2)		469,890
Harrahs Operating Co., Inc., 7.500%, 01/15/09              100,000		109,651
HCA, Inc., 8.750%, 09/01/10            			   625,000		714,528
Health Care Properties, 6.875%, 06/08/05		   435,000		449,822
Health Care, Inc., 7.500%, 08/15/07                    	   230,000		253,441
Hospitality Properties, 6.750%, 02/15/13		   465,000		483,539
Insight Midwest LLP, 10.500%, 11/01/10                     200,000		219,000
International Bank Recon and Development,
 6.500%, 08/20/07				NZD	 3,900,000	      2,028,999
iSTAR Financial, Inc., 8.750%, 08/15/08			   215,000		238,870
JDN Realty Corp., 6.800%, 08/01/04			   590,000		591,448
John Hancock Financial Services, Inc., 5.625%, 12/01/08    500,000		526,190
Korea Development Bank, 3.875%, 03/02/09		   425,000		407,398
Lear Corp., Series B, 8.110%, 05/15/09                     250,000		285,052
Lehman Brothers Holdings, 3.600%, 03/13/09                 150,000(2)		144,275
Liberty Media Corp., 3.500%, 9/25/06                       280,000		279,640
Liberty Media Corp., 5.700%, 05/15/13			   190,000		187,494
Mack-Cali Realty L.P., 7.250%, 03/15/09                    250,000		276,138
Medco Health Solutions, 7.250%, 08/15/13		   420,000		450,454
NCR Corp., 7.125%, 06/15/09                          	   180,000		197,093
New Plan Excel Realty Trust, 5.875%, 06/15/07		   555,000		586,900
News America, Inc., 7.625%, 11/30/28			   460,000		518,870
Petroleos Mexicanos, 6.500%, 02/01/05			   540,000		552,690
PLC Trust 2003-1, 2.709%, 3/31/06 (a)             	   214,336		214,579
Post Apartment Homes LP, 6.850%, 03/16/05		   535,000		545,316
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 (a)    375,000		395,676
Qwest Capital Funding, Inc., 7.250%, 02/15/11              490,000(2)		421,400
Qwest Communications International, Inc.,
 7.500%, 11/01/08                   			 1,000,000		925,000
Ras Laffan Liquified National Gas Co.,
 3.437%, 09/15/09 (a)                  		   	   325,000		317,898
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08              750,000		813,036
Rubbermaid, Inc., 6.600%, 11/15/06                         152,000		162,931
Senior Housing Trust, 8.625%, 01/15/12                     330,000		360,477
Service Corp. International, 7.700%, 04/15/09              395,000		406,850
Sovereign Bank, 5.125%, 03/15/13			   335,000		319,000
Standard Chartered Bank, 6.750%, 04/27/09	GBP	   350,000		659,568
Tele-Communications, Inc., 9.800%, 02/01/12                350,000		439,411
Telecorp PCS, Inc., 10.625%, 07/15/10                	   312,000		352,310
Texas Eastern Transmission, 7.000%, 07/15/32		   255,000		267,439
TGT Pipeline LLC, 5.200%, 06/01/18			   465,000		422,265
The Ryland Group, Inc., 5.375%, 06/01/08                   440,000		445,500
Time Warner, Inc., 7.700%, 05/01/32			   635,000(2)		695,778



The accompanying notes are an integral part of these financial statements.

			Managers Fixed Income Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----

Transamerica Corp., 6.750%, 11/15/06                    $   85,000	     $	 90,891
Union Planters Bank, 6.500%, 03/15/08                      375,000		393,920
Universal Corp., Series MTNC, 5.200%, 10/15/13		   430,000		417,171
XL Capital (Europe) PLC, 6.500%, 01/15/12                  105,000		112,476

 Total Finance							     	     25,851,997


Industrials - 16.8%

Albertson's Inc., 7.750%, 06/15/26			   175,000		190,945
Allied Waste North America, Inc., 8.875%, 04/01/08         410,000		451,000
AmerisourceBergen Corp., 7.250%, 11/15/12                  260,000		267,800
AT&T Wireless Services, Inc., 8.750%, 03/01/31		   310,000		379,041
Boise Cascade Co., 6.500%, 11/01/10              	   135,000		138,037
Celestica, Inc., 0.000%, 08/01/204			   825,000		457,875
Charter Communications, Inc., 8.000%, 04/30/12		   245,000		238,263
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19   422,096		395,233
DirecTV Holdings, 8.375%, 03/15/13                   	   165,000		183,356
Dynegy-Roseton Danskamme, Series B, 7.670%, 11/08/16	   245,000		213,303
Eastman Kodak Co., Series MTNA, 7.250%, 06/15/05	   265,000(2)		274,119
EchoStar DBS Corp., 10.375%, 10/01/07              	   175,000		187,906
General Motors, 7.125%, 07/15/13			   400,000		411,500
Georgia-Pacific Corp., 7.700%, 06/15/15			   315,000		334,688
Guidant Corp., 6.150%, 02/15/06                       	   305,000		319,963
Hyatt Equities LLC, 6.875%, 06/15/07                       495,000		526,623
Kraft Foods, Inc., 5.250%, 10/01/13		   	 1,175,000	      1,146,789
Kroger Co., 7.000%, 05/01/18				   460,000		495,771
News America, Inc., 7.280%, 06/30/28			   225,000		244,296
Nextel Communications, Inc., 9.375%, 11/15/09              400,000(2)		429,500
Nortel Networks Ltd., 6.125%, 02/15/06                     140,000		141,400
Park Place Entertainment, 8.875%, 09/15/08        	   150,000		163,125
Penney (JC) Co., 8.000%, 03/01/10                          125,000		140,313
Polyone Corp., 10.625%, 05/15/10                   	   120,000(2)		127,800
Quebecor Media, Inc., 11.125%, 07/15/11       		   350,000		401,188
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	   210,000	 	244,650
R.H. Donnelley Financial Corp., 8.875%, 12/15/10 (a)       115,000		126,788
Six Flags, Inc., 8.875%, 02/01/10                   	   235,000(2)		233,825
Southern Natural Gas, 8.875%, 03/15/10                	   175,000(2)		192,063
Sprint Capital Corp., 6.875%, 11/15/28			   440,000		424,167
Telus Corp., 8.000%, 06/01/11                            1,065,000	      1,212,071
Terra Capital, Inc., 12.875%, 10/15/08                     215,000		256,925
Union Carbide Corp., 6.790%, 06/01/25			   185,000(2)		187,775
Walt Disney Co. (The), 7.000%, 03/01/32			   190,000		204,282

 Total Industrials						    	     11,342,380




The accompanying notes are an integral part of these financial statements.

			Managers Fixed Income Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----
Utility - 11.7%

Amerenenergy Generating Co., 7.750%, 11/01/05          $   800,000	     $	849,361
Cilcorp, Inc., 8.700%, 10/15/09                            315,000		368,751
Cinergy Corp., 6.250%, 09/01/04				   355,000		357,405
Detroit Edison Co., 5.050%, 10/01/05                       500,000		512,600
Dominion Resources, Inc., 4.125%, 02/15/08                 450,000		449,700
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27 500,000		469,561
FirstEnergy Corp., Series C, 7.375%, 11/15/31		   715,000		747,470
Gulf States Utilities, 6.770%, 08/01/05                    215,000		223,472
Kansas City Power & Light Co., 7.125%, 12/15/05            510,000		540,278
Niagara Mohawk Power Corp., 5.375%, 10/01/04		   745,000		751,374
Nisource Finance Corp., 7.875%, 11/15/10                   350,000		401,748
Pacific Gas and Electric Co., 6.050%, 03/01/34		   500,000		471,840
Pinnacle West Capital Corp., 6.400%, 4/01/06               575,000		604,588
PSI Energy, Inc., 6.650%, 6/15/06                          350,000		371,916
Southwestern Public Service Co., 5.125%, 11/01/06          770,000		794,913

 Total Utility								      7,914,977

Total Corporate Bonds (cost $55,593,676)				     56,961,019

Foreign Government Obligations - 2.6%
Canadian Government, 4.500%, 09/01/07		CAD      1,800,000	      1,369,853
Mexico Government, 9.875%, 02/01/10			   315,000(2)		379,260

Total Foreign Government Obligations
(cost $1,733,187)			     				      1,749,113


U.S. Government and Agency Obligations - 8.2%

U.S. Government Agency Obligations - 4.1%

FNMA, 2.290%, 02/19/09					   700,000		398,452
FNMA, 2.750%, 08/11/06					    70,000		 69,443
FNMA, 7.000%, 04/25/24					   100,000		107,600
FNMA, 7.000%, 11/01/26					     6,008		  6,343
FNMA, 7.500%, 07/01/25					     7,918		  8,479
FNMA, 7.500%, 01/19/39					   311,346		333,820
FGLMC, 6.500%, 07/01/29					    11,212		 11,714
FGLMC, 9.000%, 04/01/25					    79,737		 89,688
FHLMC, 2.850%, 01/05/07					   630,000		624,082
FHLMC, 3.000%, 02/15/15					   510,000		511,346
FHLMC, 3.500%, 12/15/10					   590,843		595,529

 Total U.S. Government Agency Obligations				      2,756,496


U.S. Treasury Bonds - 4.1%

USTB, 2.000%, 01/15/14					   445,790		443,283
USTB, 4.750%, 05/15/14					 1,435,000(2)	      1,450,416
USTB, 5.375%, 02/15/31					   870,000(2)		877,715

 Total U.S. Treasury Bonds						      2,771,414

Total U.S. Government and Agency Obligations
 (cost $5,545,411)		     					      5,527,910



The accompanying notes are an integral part of these financial statements.

			Managers Fixed Income Fund
			     June 30, 2004
		     =============================



Schedule of Portfolio Investments (continued)
---------------------------------------------



							Principal
Security Descripition		  			Amount		     Value
---------------------					---------	     -----

Municipal Bonds - 1.2%

Decatur Texas Hospital Authority,			$
 Hospital Revenue, 7.750%, 09/01/09			   260,000	     $	270,400
Eufaula Alabama, Series C, 4.000%, 08/15/12		   580,000		562,600

Total Municipal Bonds (cost $829,199)						833,000

Preferred Stock - 0.8%

Centaur Funding Corp., 9.080%, 04/21/20 (a)
 (cost $524,985)                            		       445		554,721

Common Stock - 0.4%					   Shares
							   ------
Tommy Hilfiger USA, Inc. (cost $280,333)                    11,000		284,020

Other Investment Companies - 18.9%(1)

JPMorgan Prime Money Market Fund, Institutional
 Class Shares, 1.03%					 5,314,363	      5,314,363
Bank of New York Institutional Cash Reserves
 Fund, 1.24%3						 7,477,688	      7,477,688

Total Other Investment Companies (cost $12,792,051)		             12,792,051

Total Investments - 116.4% (cost $77,298,842)				     78,701,834

Other Assets, less Liabilities - (16.4)%				    (11,068,181)

Net Assets - 100.0%							    $67,633,653




The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)
=======================================================

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:



Fund 				Cost 			Appreciation		 Depreciation 		Net
----				----			------------		-------------		----
Science & Technology 		$  3,597,616 		$    7,213 		$    (45,500) 		$   (38,287)
20 Fund 			  86,258,876 		 1,928,828 		 (35,490,831)		 33,562,003
Mid-Cap 			 109,241,156 		14,568,769 		  (1,052,008)		 13,516,761
Large-Cap 			   4,057,185 		   118,114 		     (42,695) 		     75,419
Balanced 			  26,203,208 		 2,938,120 		    (267,040)		  2,671,080
Convertible Securities 		  17,919,119		 1,692,819 		    (152,519)		  1,540,300
High Yield 			  61,956,459 		 2,845,775		  (1,122,667)		  1,723,108
Fixed Income			  77,454,199 		 2,092,173		    (844,538)		  1,247,635



* Non-income-producing security
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transac-tions exempt from registration, normally to qualified buyers. At June 30, 2004, the value of these securities amounted to the following:

Fund 		Market Value 		% of Net Assets
----		------------		---------------
Balanced 	$  501,513 			1.7%
Convertible      5,661,123 		       36.1%
High Yield	 7,783,034		       15.1%
Fixed Income     1,770,653		        2.6%


(1)Yield shown for each investment company represents its June 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
(2)Some or all of these shares were out on loan to various brokers as of June 30, 2004, amounting to:


Fund 			Market Value 		% of Net Assets
----			------------		---------------
Science & Technology 	$   754,134 		    27.2%
20 Fund 		  6,350,162 		    13.7%
Mid-Cap 		 16,343,899 		    15.9%
Large-Cap 		    289,661		     7.6%
Convertible Securities 	  3,560,805 		    27.1%
High Yield 		 12,430,537 		    24.1%
Fixed Income 		  7,330,900		    10.8%


(3)Collateral received from brokers for securities lending was invested in these short-term investments.

(4)Zero coupon security.

(5)Step Bonds - Where coupon increases or steps up at the predetermined rate.

Investments Definitions and Abbreviations:




FHLMC: Federal Home Loan Mortgage Corp. 	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association 	USTN: United States Treasury Note
GMAC: General Motors Acceptance Corp.


Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

CAD: Canadian Dollar 		SGD: Singapore Dollar
NZD: New Zealand Dollar		GBP: British Pound

Statements of Assets and Liabilities (unaudited)
June 30, 2004
================================================



					 Managers
					Science &		Managers		Managers
					Technology		  20		        Mid-Cap
				 	   Fund 	         Fund 		         Fund
					----------		--------		-------

Assets:
	Investments at value*		$3,559,329 		 $52,696,873 		 $122,757,917
	Cash				    25,478 		        -   		    4,086,303
	Receivable for investments sold	    28,573 		     381,433 		    2,508,678
	Receivable for Fund shares sold	      -   		       6,129 		        3,252
	Dividends, interest and other
	 receivables			    22,906 		      15,394 		       97,339
	Prepaid expenses		     7,061 		      28,422 		       18,022

		Total assets		 3,643,347 		  53,128,251 		  129,471,511

Liabilities:
	Payable to Custodian		      -   		      39,526 		         -
	Payable for Fund shares repurchased  9,097 		     136,037 		      929,075
	Payable upon return of
         securities loaned		   780,176 		   6,428,451 		   16,644,756
	Payable for investments purchased   44,492 		        -   		    8,657,242
	Accrued expenses:
		Investment advisory
                   and management fees	     2,249 		      26,586 		       58,519
		Administrative fees	       449 		       7,521 		       16,568
		Other		 	    31,025 		      81,754 		       97,412

		Total liabilities          867,488 		   6,719,875 		   26,403,572

Net Assets				$2,775,859 		 $46,408,376 		 $103,067,939

Net Assets Represent:
	Paid-in capital		       $50,197,379 	        $287,865,701 		 $124,390,484
	Undistributed net investment
	 income (loss)			   (30,015)		    (364,873)		       34,619
	Accumulated net realized loss
         from investments and foreign
         currency transactions	       (48,167,330)	        (207,530,449)		  (34,970,094)
	Net unrealized appreciation
	 (depreciation) of investments
	 and foreign currency contracts
         and translations		   775,825 		 (33,562,003)		   13,612,930

Net Assets			        $2,775,859 		 $46,408,376 		 $103,067,939

Class A Shares - Net Assets		  $797,434 		  $6,203,905 		   $8,966,662
Shares Outstanding			   384,659 		   1,170,475 		      820,609
Net asset value, offering and
 redemption price per share		     $2.07 		       $5.30 		       $10.93

Class B Shares - Net Assets		  $570,268 		 $16,567,697 		  $17,006,503
Shares Outstanding			   279,463 		   3,254,378 		    1,620,378
Net asset value, offering and
 redemption price per share		     $2.04 		       $5.09 		       $10.50

Class C Shares - Net Assets		$1,253,046 		 $14,240,162 		  $15,290,988
Shares Outstanding			   613,510 		   2,781,605 		    1,455,830
Net asset value, offering and
 redemption price per share		     $2.04 		       $5.12 		       $10.50

Class Y Shares - Net Assets		  $155,111 		  $9,396,612 		  $61,803,786
Shares Outstanding			    72,999 		   1,748,292 		    5,404,257
Net asset value, offering and
 redemption price per share		     $2.12 		       $5.37 		       $11.44

	*Investments at cost	        $2,783,504 		 $86,258,876 		 $109,144,987





								Managers				Managers
				Managers	Managers	Convertible		Managers	Fixed
				Large-Cap	Balanced	Securities		High Yield	Income
				 Fund 		 Fund 		 Fund 			 Fund 		 Fund
				---------	--------	-----------		----------	--------


Assets:
	Investments at value	$4,132,604 	$28,874,288 	$19,459,419 		 $63,679,567 	$78,701,834
	Cash			    52,038 	       -   	       -   		        -   	       -
	Receivable for
	 investments sold	      -   	     34,215 	    702,412 		       6,201 	       -
	Receivable for Fund
	 shares sold	 	      - 	        831 	       -   		      71,069 	     64,283
	Dividends, interest and
	 other receivables	    28,141 	    172,892 	     92,296 		     951,369 	    858,414
	Prepaid expenses	     8,978 	     18,620 	     15,531 		      21,819 	     18,358

		Total assets     4,221,761 	 29,100,846 	 20,269,658 		  64,730,025 	 79,642,889

Liabilities:
	Payable to Custodian	      -   	     17,305 	     12,620 		       3,180 	  3,695,263
	Payable for Fund shares
	 repurchased		    1,096 	    252,220 	     20,147 		     189,841 	    146,013
	Payable upon return of
         securities loaned	  296,067 	       -   	  3,648,823 		  12,800,889 	  7,477,688
	Payable for investments
         purchased		   52,506 	     25,543 	    855,362 		       3,021 	    561,096
	Accrued expenses:
	   Investment advisory and
	    management fees         2,216 	     16,606 	     10,953 		      29,935 	     25,196
	   Administrative fees	      633 	      4,702 	      2,197 		       8,443 	     11,199
	   Other		   33,982 	     55,439 	     44,663 		      96,345 	     92,781

	     Total liabilities    386,500 	    371,815 	  4,594,765 		  13,131,654 	 12,009,236

Net Assets		       $3,835,261 	$28,729,031     $15,674,893 		 $51,598,371    $67,633,653

Net Assets Represent:
	Paid-in capital	      $19,896,718 	$48,825,040     $27,195,351 		 $72,869,080    $70,505,005
	Undistributed net
         investment income
         (loss)			  (16,335)	     (4,902)	   (167,097)		    (139,567)	     24,064
	Accumulated net realized
	 loss from investments and
	 foreign currency
	 transactions	      (16,436,493)	(23,172,075)	(13,138,448)		 (23,037,075)	 (4,298,408)
	Net unrealized
	 appreciation (depreciation)
	 of investment and foreign
	 currency contracts and
	 translations		  391,371 	  3,080,968 	  1,785,087 		   1,905,933 	  1,402,992

Net Assets		       $3,835,261 	$28,729,031     $15,674,893 		 $51,598,371 	$67,633,653

Class A Shares - Net Assets	 $529,435 	 $2,862,086 	 $1,574,643 		  $5,818,068 	 $6,366,204
Shares Outstanding	           85,788 	    269,518 	    153,401 		     707,165 	    617,827
Net asset value, offering and
 redemption price per share	    $6.17 	     $10.62 	     $10.26 		       $8.23 	     $10.30

Class B Shares - Net Assets    $1,911,291       $11,301,929 	 $9,060,348 		 $29,694,080    $22,603,923
Shares Outstanding		  316,264 	  1,081,673 	    887,263 		   3,639,563 	  2,200,524
Net asset value, offering and
 redemption price per share	    $6.04 	     $10.45 	     $10.21 		       $8.16 	     $10.27

Class C Shares - Net Assets    $1,053,404 	 $6,767,054 	 $3,014,037 		 $11,288,417    $15,301,463
Shares Outstanding	          174,147 	    641,728 	    294,030 		   1,383,829 	  1,481,485
Net asset value, offering and
 redemption price per share	    $6.05 	     $10.55 	     $10.25 		       $8.16 	     $10.33

Class Y Shares - Net Assets	 $341,131 	 $7,797,962 	 $2,025,865 		  $4,797,806    $23,362,063
Shares Outstanding		   54,309 	    728,660 	    197,251 		     580,268 	  2,259,212
Net asset value, offering and
 redemption price per share	    $6.28 	     $10.70 	     $10.27 		       $8.27 	     $10.34

	*Investments at cost   $3,741,233       $25,793,320    $17,674,332 		 $61,773,634    $77,298,842



The accompanying notes are an integral part of these financial statements.

Statements of Operations (unaudited)
For the six months ended June 30, 2004
======================================


					 Managers
					Science &		Managers		Managers
					Technology		  20		        Mid-Cap
				 	   Fund 	         Fund 		         Fund
					----------		--------		-------

Investment Income:
	Dividend income			 $1,079 		 $130,280 		 $736,270
	Interest income			    273 		    5,929 		    2,908
	Securities lending fees		    408 		    9,013 		   11,147

		Total investment income	  1,760 		  145,222 		  750,325

Expenses:
	Investment advisory and
	 management fees		 15,557 		  179,219 		  368,115
	Administrative fees		  3,111 		   51,205 		  105,176
	Distribution Fees-Class A Shares  2,450 		   17,645 		   24,323
	Distribution Fees-Class B Shares  6,775 		   90,868 		   84,565
	Distribution Fees-Class C Shares  3,041 		   81,054 		   79,812
	Transfer agent			 20,178 		   56,050 		   33,986
	Custodian			  7,721 		   11,150 		   20,277
	Professional fees		  5,146 		   24,734 		   38,152
	Registration fees		 10,032 		   19,222 		   22,857
	Trustees fees and expenses	    180 		    4,285 		    7,803
	Miscellaneous			  1,600 		   13,726 	  	   23,727

	 Total expenses before offsets	 75,791 	 	  549,158 		  808,793

	Expense reimbursement	        (44,016)		  (39,063)		  (93,087)

	Net expenses			 31,775 		  510,095 	 	  715,706

	 Net investment income (loss)   (30,015)		 (364,873)		   34,619

Net Realized and Unrealized Gain (Loss):
	Net realized gain (loss) on
         investment transactions        126,558 	       (7,236,621)	       12,836,226
	Net realized gain on foreign
         currency contracts and
          transactions	  		   -   		             -   	             -
	Net unrealized appreciation
         (depreciation) of investments (167,459)	        5,980,148 	       (7,226,985)
	Net unrealized appreciation of
	 foreign currency contracts and
	 translations			   -   			     -   		     -

	Net realized and unrealized
	 gain (loss)			(40,901)	       (1,256,473)		5,609,241

Net Increase (Decrease) in Net Assets
	Resulting from Operations      $(70,916)	      $(1,621,346)	       $5,643,860



The accompanying notes are an integral part of these financial statements.



								Managers			Managers
				Managers	Managers	Convertible	Managers	Fixed
				Large-Cap	Balanced	Securities	High Yield	Income
				  Fund 		 Fund 		 Fund 		 Fund 		 Fund
				---------	--------	-----------	----------	--------

Investment Income:
	Dividend income		 $21,242 	$175,547 	 $106,285 	 $   72,727 	 $   32,578
	Interest income		     177 	 268,192 	  202,279         3,200,207 	  2,062,792
	Securities lending fees	    -   	     400 	    4,704 	     25,867 	      6,266

	 Total investment income  21,419         444,139 	  313,268 	  3,298,801 	  2,101,636

Expenses:
	Investment advisory
	 and management fees	  14,334 	 105,552 	   72,177 	    240,251 	    165,833
	Administrative fees	   4,095 	  30,158 	   16,983 	     68,643 	     73,703
	Distribution Fees -
 	 Class A Shares		   1,482 	   7,647 	    4,991 	     38,776 	     17,988
	Distribution Fees -
	 Class B Shares		   9,735 	  58,297 	   47,861 	    164,576 	    127,440
	Distribution Fees -
	 Class C Shares		   5,946 	  37,431 	   16,453 	     63,195 	     87,305
	Transfer agent		  19,217 	  20,875 	   20,034 	     33,008 	     24,767
	Custodian		   9,520 	  16,718 	   10,983 	     16,490 	     18,719
	Professional fees	   6,480 	  14,566 	   10,747 	      8,088 	     22,073
	Registration fees	   9,301 	  18,408 	   13,727 	     22,594 	     21,660
	Trustees fees and expenses   540 	   2,126 	    1,329 	      6,312 	      6,971
	Miscellaneous		   1,500 	   4,306 	    2,464 	     13,678 	      7,433

	 Total expenses
	  before offsets	  82,150 	 316,084 	  217,749 	    675,611 	    573,892

	Expense reimbursement    (44,396)	 (61,694)	  (59,145)	    (96,080)	   (139,044)

	Net expenses		  37,754 	 254,390 	  158,604 	    579,531 	    434,848

	 Net investment income
	 (loss)			 (16,335)	 189,749 	  154,664 	  2,719,270 	  1,666,788

Net Realized and Unrealized Gain (Loss):
	Net realized gain (loss)
	 on investment
	 transactions		 254,853       1,555,126        1,164,173 	  4,181,305 	    746,537
	Net realized gain on foreign
	 currency contracts and
	 transactions		   -   		    -   	     -   	       -   	      4,106
	Net unrealized appreciation
	 (depreciation)
	 of investments	        (139,132)       (961,777)      (1,029,450)	(5,630,009)	 (2,476,013)
	Net unrealized
	 appreciation of foreign
	 currency contracts and
	 translations		    -   	    -   	     -   	      -   		462

	 Net realized and
          unrealized gain (loss) 115,721 	 593,349 	  134,723 	(1,448,704)	 (1,724,908)

Net Increase (Decrease) in
 Net Assets Resulting from
 Operations		         $99,386 	$783,098 	 $289,387       $1,270,566 	   $(58,120)




The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2004, (unaudited) and for the year ended December 31, 2003
====================================================================




					Managers Science &
					  Technology Fund		Managers 20 Fund
					------------------		----------------

					June 30,2004 	2003 		June 30,2004 	2003
					------------	----		------------	----
Increase (Decrease) in Net Assets
 From Operations:
Net investment income (loss) 		$  (30,015) 	$  (78,843) 	$  (364,873) 	$  (719,336)
Net realized gain (loss) on investments
 and foreign currency transactions 	   126,558 	(1,285,782) 	 (7,236,621) 	(21,960,523)
Net unrealized appreciation (depreciation)
 of investments and foreign
 currency translations 			  (167,459) 	 3,446,364 	  5,980,148 	 45,094,541

Net increase (decrease) in net assets
 resulting from operations 		   (70,916) 	 2,081,739 	 (1,621,346) 	 22,414,682

Distributions to Shareholders:
 From net investment income:
  Class A Shares 			      - 	      - 	       - 	       -
  Class B Shares 			      -               -                -               -
  Class C Shares			      -               -                -               -
  Class Y Shares 			      -               -                -               -
 From net realized gain on investments:
  Class A Shares 			      -               -                -               -
  Class B Shares 			      -               -                -               -
  Class C Shares			      -               -                -               -
  Class Y Shares			      -               -                -               -


 Total distributions to shareholders          -               -                -               -
From Capital Share Transactions:
 Proceeds from sale of shares               56,484         360,705        2,443,067       7,410,429
 Reinvestment of dividends and distributions   -              -                -               -
 Cost of shares repurchased               (774,133)     (4,748,786)     (10,336,866)     (2,222,726)
 Net decrease from
  capital share transactions              (717,649)     (4,388,081)      (7,893,799)    (14,812,297)

  Total increase (decrease) in net assets (788,565)     (2,306,342)      (9,515,145)      7,602,385

Net Assets:
 Beginning of period                     3,564,424       5,870,766       55,923,521      48,321,136

  End of period               		$2,775,859 	$3,564,424 	$46,408,376    $ 55,923,521

End of period undistributed
 net investment income (loss) 		$  (30,015) 	$     - 	$ (364,873)    $       -
Share Transactions:
 Sale of shares:
  Class A Shares			     7,818 	   161,535 	    14,859	    670,219
  Class B Shares 			     6,756 	     5,440 	    20,298	    112,727
  Class C Shares 			     8,666 	    50,673 	   140,905	    366,127
  Class Y Shares 			     2,591	     7,837         268,256 	    607,573

 Reinvested shares:
  Class A Shares 			      - 	      - 	      - 	       -
  Class B Shares 			      - 	      - 	      - 	       -
  Class C Shares 			      - 	      - 	      - 	       -
  Class Y Shares 			      -		      -		      -		       -

 Shares repurchased:
  Class A Shares 			  (158,472) 	(2,501,410) 	  (297,022) 	 (1,721,103)
  Class B Shares 			   (49,275) 	   (99,517) 	  (507,502) 	 (1,147,780)
  Class C Shares		          (102,943) 	  (297,791) 	  (766,833)	 (1,469,379)
  Class Y Shares 			   (54,439) 	  (118,025) 	  (362,913)	 (1,030,627)

Net decrease in shares 			  (339,298)     (2,791,258)     (1,489,952)	 (3,612,243)



The accompanying notes are an integral part of these financial statements.





			Managers Mid-Cap Fund		Managers Large-Cap Fund		Managers Balanced Fund
			----------------------		-----------------------		----------------------

			June 30,2004 	2003 		June 30,2004 	2003		June 30,2004 	2003
			------------	----		------------	----		------------	----


			$    34,619 	$    11,875 	$  (16,335) 	$  (34,845) 	$   189,749 	$  668,591

			 12,836,226       9,989,664 	   254,853        (300,477)       1,555,126 	   (86,727)


			 (7,226,985) 	 22,717,764 	  (139,132)	 1,405,924 	   (961,777)     6,362,325


			  5,643,860      32,719,303 	    99,386 	 1,070,602	    783,098 	 6,944,189



			        - 		- 		-	       - 	   (107,225) 	   (87,238)
				- 		- 		- 	       - 	    (28,285) 	  (233,339)
				- 		- 		- 	       - 	    (17,020)	  (174,928)
				- 	    (11,903) 		- 	       - 	    (38,892) 	  (234,379)


				- 		- 		- 	       - 		- 	       -
				-		-		-	       -		-	       -
				-		-		-              -		-	       -
				-		-		-	       -		-	       -


				- 	    (11,903) 		- 	       - 	   (191,422) 	  (729,884)
			  6,246,786      36,784,920 	    104,822 	   135,566	  1,255,867 	 3,691,486
				- 	     11,035	        - 	      - 	     99,847 	   328,372
			(16,417,114) 	(64,027,170) 	   (857,303) 	(2,229,322) 	 (5,441,659)   (16,195,827)


		 	(10,170,328)    (27,231,215)	   (752,481) 	(2,093,756) 	 (4,085,945)   (12,175,969)

			 (4,526,468) 	  5,476,185	   (653,095)    (1,023,154)      (3,494,269)    (5,961,664)
			107,594,407 	102,118,222 	  4,488,356 	 5,511,510       32,223,300     38,184,964
		       $103,067,939   $ 107,594,407     $ 3,835,261    $ 4,488,356     $ 28,729,031   $ 32,223,300


		       $     34,619   $ 	- 	$   (16,335)   $       -       $    (4,902)   $     (3,229)


			    119,797      1,694,026		 23 		14 	     3,760	   268,086
			    143,341	   142,237 	     16,163	    17,911 	    37,606	   379,892
			     69,016 	  189,402	      1,063 	     7,161	    25,167 	   518,722
			    251,142 	2,482,591 		 18 	       597	    52,355	   635,419


				- 	      -		        - 	      - 	       995 	    10,792
				- 	      - 		- 	      - 	     1,284 	     9,300
				- 	      -		        - 	      - 	       513 	     5,246
				- 	    1,039 		-	      - 	     6,594          35,638


			   (239,152)   (1,716,029) 	    (53,153)      (58,609)         (66,070)     (2,041,177)
			   (231,672)     (609,715)          (39,662)     (123,890)        (140,357)       (965,668)
		           (273,012)     (754,860)          (36,730)     (191,098)        (208,885)     (1,879,354)
			   (782,834)   (4,492,775) 	    (11,457)      (60,451)        (101,854)     (1,334,668)


			   (943,374)   (3,064,084)         (123,735)     (408,365)        (388,892)     (4,357,772)




The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2004, (unaudited) and for the year ended December 31, 2003
====================================================================




					Managers Convertible
					  Securities Fund		Managers High Yield Fund
					----------------------		-----------------------

					June 30,2004 	2003 		June 30,2004 	2003
					------------	----		------------	----


Increase (Decrease) in Net Assets
 From Operations:
  Net investment income (loss) 		$   154,664 	$ 620,813 	$ 2,719,270	 $ 9,155,099
  Net realized gain (loss) on investments
   and foreign currency transactions 	  1,164,173 	  723,956 	  4,181,305 	   1,020,472
  Net unrealized appreciation (depreciation)
   of investments and foreign
   currency translations 		 (1,029,450) 	3,413,709 	 (5,630,009) 	  20,021,304
 Net increase (decrease) in net assets
  resulting from operations 		    289,387 	4,758,478 	  1,270,566 	  30,196,875

Distributions to Shareholders:

From net investment income:
Class A Shares 				   (87,305) 	 (105,991) 	   (592,412) 	  (3,441,977)
Class B Shares 				  (445,909) 	 (349,797)	 (1,330,297) 	  (2,865,020)
Class C Shares 				  (149,895) 	 (127,704) 	   (510,194) 	  (1,239,756)
Class Y Shares 				  (113,698) 	 (168,467) 	   (304,789) 	  (1,688,171)

From net realized gain on investments:
Class A Shares 					- 		-		 -		 -
Class B Shares 					- 		-		 -		 -
Class C Shares 					- 		-		 -		 -
Class Y Shares					- 		- 		 - 		 -

 Total distributions to shareholders      (796,807)      (751,959)       (2,737,692)      (9,234,924)

From Capital Share Transactions:
 Proceeds from sale of shares 		   705,572 	7,791,989 	 12,730,516 	 149,982,558
 Reinvestment of dividends and
  distributions 			   255,524 	  197,677	    703,658        3,277,625
 Cost of shares repurchased 		(3,490,430)  (12,400,846) 	(50,060,062) 	(190,429,528)

 Net decrease from
  capital share transactions 		(2,529,334)   (4,411,180) 	(36,625,888)     (37,169,345)

Total increase (decrease) in net assets (3,036,754)     (404,661)       (38,093,014)     (16,207,394)

Net Assets:

Beginning of period 			18,711,647    19,116,308 	 89,691,385 	 105,898,779

End of period 			      $ 15,674,893  $ 18,711,647       $ 51,598,371     $ 89,691,385
End of period undistributed
net investment income (loss) 	          (167,097) $    475,046       $   (139,567) 	$   (121,145)

Share Transactions:
Sale of shares:
Class A Shares			 	     7,881       137,726 	    616,037       11,027,197
Class B Shares 				    21,412 	  70,888 	     99,674          417,994
Class C Shares 				    19,185 	  13,195             69,955 	     494,067
Class Y Shares 				    19,106 	 586,416	    713,147        7,497,362

Reinvested shares:
Class A Shares 				     3,761 	   3,564	     33,870 	     207,031
Class B Shares				    12,461 	   8,390 	     22,840 	      45,530
Class C Shares 				     2,652	   2,459              9,734 	      27,534
Class Y Shares 				     5,636	   6,314 	     17,356	     135,646

Shares repurchased:
Class A Shares 				  (112,432) 	(192,796) 	 (2,860,489)	 (14,536,640)
Class B Shares 				  (110,462) 	(215,240) 	   (734,185)      (1,274,538)
Class C Shares 				   (66,052)	(107,177) 	   (345,423)      (1,222,910)
Class Y Shares 				   (39,631) 	(766,943)	 (1,965,741) 	  (1,710,779)

Net decrease in shares 			  (236,483)     (453,204)        (4,323,225)        1,107,494



The accompanying notes are an integral part of these financial statements.





						  Managers Fixed Income Fund
						  --------------------------

						June 30, 2004		2003
						-------------		----
From Operations:
 Net investment income (loss)			$    1,666,788 		$    4,681,987
 Net realized gain (loss) on investments
  and foreign currency transactions		       750,643 		     3,052,881
 Net unrealized appreciation (depreciation)
  of investments and foreign
  currency translations				     (2,475,551)	     1,880,216

  Net increase (decrease) in net assets
   resulting from operations			        (58,120)	     9,615,084

Distributions to Shareholders:
 From net investment income:
  Class A Shares				       (161,460)	      (551,346)
  Class B Shares				       (525,904)	    (1,534,976)
  Class C Shares				       (354,738)	    (1,197,732)
  Class Y Shares				       (609,607)	    (1,512,794)

 From net realized gain on investments:
  Class A Shares				           -   		          -
  Class B Shares				           -   		          -
  Class C Shares				           -   		          -
  Class Y Shares				           -   		          -
	 Total distributions to shareholders	     (1,651,709)	    (4,796,848)

From Capital Share Transactions:
 Proceeds from sale of shares			      5,524,822 	     27,291,381
 Reinvestment of dividends and distributions	        650,400 	      1,559,667
 Cost of shares repurchased			    (17,099,888)	    (70,372,516)

  Net decrease from capital share transactions	    (10,924,666)	    (41,521,468)

  Total increase (decrease) in net assets	    (12,634,495)	    (36,703,232)


Beginning of period				     80,268,148 	    116,971,380

End of period					  $  67,633,653 	  $  80,268,148
 net investment income (loss) 		          $      24,064 	  $       8,985


Sale of shares:
 Class A Shares				           	 61,681 	      1,437,724
 Class B Shares				                 56,114 		248,859
 Class C Shares				                 69,659 		221,076
 Class Y Shares				                335,039 		707,541

Reinvested shares:
 Class A Shares				                  3,490 		 11,420
 Class B Shares				                  9,212 		 24,832
 Class C Shares				                  3,521 		 11,884
 Class Y Shares				                 45,667 		101,878

Shares repurchased:
 Class A Shares				               (198,997)	     (2,234,687)
 Class B Shares				               (581,296)	     (1,060,013)
 Class C Shares				               (483,494)	     (1,887,607)
 Class Y Shares				               (361,404)	     (1,610,215)

 Net decrease in shares				     (1,040,808)	     (4,027,308)







The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================







			  Managers Science & Technology Fund	                      Managers 20 Fund
			 ------------------------------------		   	     ------------------

			June 30,					   June 30,
Class A Shares		2004 	   2003     2002      2001    2000 (a)     2004      2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    --------     -------   ----     ----     ----   ----   ----
Net Asset Value,
Beginning of Period	$2.12 	  $1.31     $3.01     $6.94   $10.00      $5.48      $3.51    $6.12    $11.76 $20.68  $12.80

Income from
  Investment Operations:
 Net investment loss    (0.02)    (0.03)    (0.05)    (0.04)	(0.05)     (0.04)     (0.05)   (0.07)   (0.08)  (0.28) (0.18)
 Net realized and
  unrealized gain (loss)
  on investments        (0.03)	   0.84     (1.65)    (3.89)	(3.01)     (0.14)      2.02    (2.54)   (5.56)  (5.22)  9.19

Total from investment
 operations	        (0.05)	   0.81     (1.70)    (3.93)	(3.06)     (0.18)      1.97    (2.61)   (5.64)  (5.50)  9.01
Less Distributions
 to Shareholders from:
  Net realized gain
   on investments	  -   	     -   	-   	  -   	   -   		   -   	 -   	  -   	   -    (3.42) (1.13)

Total distributions
 to shareholders	  -   	     -         -   	  -   	   -   		   -   	 -   	  -   	   -    (3.42) (1.13)

Net Asset Value,
 End of Period		$2.07 	  $2.12     $1.31     $3.01    $6.94      $5.30      $5.48    $3.51    $6.12   $11.76 $20.68


Total Return(1)		(2.36)%(2)61.83%   (56.48)%  (56.63)% (30.60)%(2) (3.28)%(2) 56.13%  (42.65)% (47.96)% (25.67)%70.40%

Ratio of net expenses
 to average net
 assets(1)		 1.75%(3)  1.75%     1.75%     1.75%    1.75%(3)   1.75%(3)   1.75%    1.75%    1.67%	 1.51%  1.68%
Ratio of total expenses
 to average net assets(1)4.14%(3,4)3.74%     2.38%     2.18%	2.17%(3)   1.90%(3,4) 1.97%    1.82%	1.67%	 1.51%	1.70%
Ratio of net investment
 loss to average net
 assets			(1.64)%(3)(1.58)%   (1.69)%   (1.50)%  (1.23)%(3) (1.20)%(3) (1.15)%  (1.19)%  (1.19)%	(1.14)%(1.02)%

Portfolio turnover	   11%(2)    46%	41%	  39%	  263%(2)      6%(2) 	  9%	   9%	    8%	   449%	  280%
Net assets at end
 of period
 (000's omitted)	  $797 	  $1,136     $3,778 	$16,077  $19,850   $6,204    $7,956   $8,778 	$23,948 $33,439  $53,463










			 	 Managers Mid-Cap Fund	                      		Managers Large-Cap Fund
			 	----------------------		   	      		------------------------

			June 30,					  	     June 30,
Class A Shares		2004 	   2003     2002      2001    2000    	   1999      2004     2003     2002   2001  2000(a)
--------------		--------   ----     ----      ----    -----        -------   ----     ----     ----   ----  -------
Net Asset Value
Beginning of Period	$10.36 	   $7.58    $8.79     $9.86   $16.27 	   $12.55    $6.02    $4.78    $6.60  $8.43  $10.00

Income from
Investment Operations:
 Net investment loss	 (0.01)	   (0.01)   (0.01)    (0.01)   (0.13)	   (0.14)    (0.02)   (0.02)   (0.07) (0.06)(b)(0.00)(b)
 Net realized and
  unrealized gain (loss)
  on investments	  0.58 	    2.79    (1.20)    (1.06)	0.40 	    7.18      0.17     1.26    (1.75) (1.77)   (1.57)

Total from investment
 operations		  0.57 	    2.78    (1.21)    (1.07)	0.27 	    7.04      0.15     1.24    (1.82) (1.83)   (1.57)

Less Distributions
 to Shareholders from:

 Net realized gain
  on investments	  - 	     -         -      (0.00)(b)(6.68)	   (3.32)	-   	 -       -   	 -   	 -

 Total distributions
 to shareholders	  -   	     -         -      (0.00)   (6.68)	   (3.32)       -   	 -   	 -   	 -   	 -

Net Asset Value,
End of Period	        $10.93 	  $10.36    $7.58     $8.79    $9.86 	  $16.27     $6.17    $6.02    $4.78  $6.60    $8.43


Total Return(1) 	5.50%(2)   36.68%  (13.77)%  (10.93)%	4.97%	   56.21%     2.49%(2)25.94%  (27.58)%(21.71)%(2)(15.70)%(2)

Ratio of net expenses
 to average
 net assets(1)		1.50%(3)    1.50%   1.50%     1.50%	1.47%	    1.50%     1.50%(3) 1.50%	1.50%	1.50%(3)  1.50%(3)

Ratio of total expenses
 to average
 net assets(1) 		2.00%(3,4)  1.63%   1.59%     1.60%	1.47%	    1.66%     3.44%(3,4)3.29%   2.10%	1.96%(3)  2.06%(3)

Ratio of net investment
 loss to average net
 assets		       (0.16)%(3)  (0.14)% (0.09)%   (0.08)%   (0.80)%	   (0.83)%    (0.50)%(3)(0.41)%(0.64)% (0.80)%(3)(0.16)%(3)

Portfolio turnover	50%(2) 	     109%    108%	120%	440%	     364%	 59%(2)   53%	 78%	85%(2)    190%(2)

Net assets at end
 of period
 (000's omitted)	$8,967 	  $9,741   $7,290     $14,268  $15,210     $29,480        $529 	  $837   $945   $9,417   $13,737




Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================







			      Managers Balanced Fund	                      Managers Convertible Securities Fund
			      ----------------------		   	     -------------------------------------

			June 30,					    June 30,
Class A Shares		2004 	   2003     2002      2001    2000  1999     2004     2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    ----  ----    -------   ----     ----     ----   ----   ----

Net Asset Value,
Beginning of Period	$10.42 	  $8.62    $10.13     $11.08  $13.51  $11.69 $10.62   $8.63    $9.62  $11.80 $14.93  $11.00
Income from Investment
Operations:

Net investment income
 (loss)			 0.08 	  0.22 	     0.24 	0.25 	0.28    0.22  0.22     0.34 	0.32    0.30   0.43    0.46

Net realized and
 unrealized gain (loss)
 on investments		 0.20 	  1.81      (1.49)     (0.96)	0.64 	3.18 (0.05)    2.04    (1.02)  (1.63) (1.08)   3.89

 Total from investment
  operations		 0.28 	  2.03 	    (1.25)     (0.71)	0.92 	3.40  0.17     2.38     0.70   (1.33) (0.65)   4.35

Less Distributions
to Shareholders from:

 Net investment income	 (0.08)	 (0.23)	    (0.26)     (0.24)  (0.25)  (0.23)(0.53)  (0.39)   (0.29)   (0.36) (0.36)  (0.27)

 Net realized gain
  on investments	   -       -           -         -     (3.10)  (1.35)	-      -       -       (0.49) (2.12)  (0.15)

 Total distributions
 to shareholders	 (0.08)	 (0.23)	    (0.26)     (0.24)  (3.35)  (1.58)(0.53)  (0.39)   (0.29)   (0.85) (2.48)  (0.42)

Net Asset Value,
End of Period		$10.62 	$10.42 	    $8.62     $10.13  $11.08  $13.51 $10.26  $10.62    $8.63    $9.62 $11.80  $14.93


Total Return(1)		 2.66%(2) 23.85%  (12.47)%    (6.37)%  7.29%   29.44% 1.58%(2)28.14%   (7.24)% (11.27)%(3.56)% 40.12%

Ratio of net expenses
to average net assets(1)  1.50%(3) 1.50%   1.50%       1.50%   1.50%   1.50%  1.55%(3)1.55%     1.55%	 1.55%	1.55%	1.55%

Ratio of total expenses
to average net assets(1)  1.90%(3,4)1.73%  1.68%       1.68%   1.74%   1.96%  2.15%(3,4)2.09%	1.98%	 1.90%	1.70%   1.95%

Ratio of net investment
 income	(loss) to average
 net assets		 1.38%(3)   2.21%  2.62%       2.43%   1.92%   1.87%  1.61%(3)  3.40%    3.50%   3.15%	2.49%	2.11%

Portfolio turnover	  47%(2)      91%   183%        226%	386%	321%	38%(2)   146%	  185%	  280%	187%	 115%


Net assets at end
 of period
 (000's omitted)	$2,862	  $3,448   $4,205 	$22,802 $24,311 $31,932 $1,575 $2,700 	$2,639 	$4,482 $15,022	$22,927












			      Managers High Yield Fund	                      Managers Fixed Income Fund
			      ------------------------		   	     ---------------------------

			June 30,					    June 30,
Class A Shares		2004 	   2003     2002      2001    2000  1999     2004     2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    ----  ----    -------   ----     ----     ----   ----   ----

Net Asset Value,
Beginning of Period	$8.46 	   $7.08    $7.76     $8.20   $10.00 $10.00  $10.56   $10.05   $10.14 	$9.94  $9.60  $10.21

Income from Investment
Operations:

 Net investment
  income (loss)		 0.18 	    0.64     0.80     0.79 	0.81   1.00    0.24     0.52     0.56 	 0.55 	0.62 	0.63

 Net realized and
 unrealized
  gain (loss) on
  investments		(0.05)	    1.39    (0.70)   (0.41)    (1.83) (0.13)  (0.26)    0.53    (0.06)   0.30 	0.33   (0.65)

 Total from investment
  operations		 0.13 	    2.03     0.10     0.38     (1.02)  0.87   (0.02)	1.05     0.50    0.85 	0.95   (0.02)

Less Distributions
to Shareholders from:

 Net investment income	(0.36)	   (0.65)   (0.78)   (0.82)    (0.78) (0.87)  (0.24)   (0.54)	(0.59)	 (0.55)(0.61)  (0.56)

 Net realized gain
  on investments          -   	     -        -        -   	 -   	-   	-        -        -   	 (0.10)	 -     (0.03)

Total distributions
 to shareholders        (0.36)	   (0.65)   (0.78)   (0.82)    (0.78) (0.87)  (0.24)   (0.54)	(0.59)	 (0.65)(0.61)  (0.59)

Net Asset Value,
End of Period		$8.23 	   $8.46    $7.08    $7.76     $8.20 $10.00  $10.30   $10.56   $10.05 	$10.14 $9.94   $9.60


Total Return(1) 	 1.53%(2)  29.73%    1.85%   4.78%    (10.74)% 9.03% (0.11)%(2) 10.67%   5.11%	 8.66% 10.30%  (0.27)%

Ratio of net expenses
 to average net
 assets(1) 		 1.40%(3)   1.40%    1.40%   1.40%	1.40%  1.40%  1.03%(3)   1.10%	 1.10%	 1.13%	1.25%	1.25%
Ratio of total expenses
 to average net
 assets (1)		 1.54%(3,4) 1.63%    1.61%   1.61%	1.58%  1.66%  1.39%(3,4) 1.33%	 1.32% 	 1.33%	1.44%	1.64%
Ratio of net investment
 income	(loss) to average
 net assets		 3.41%(3)   8.10%   10.86%   9.95%	8.43%  8.93%  4.48%(3)   5.02%	 5.73%	 5.44%  6.42%	5.69%

Portfolio turnover	 27%(2)      138%     229%    197%	 256%	312%	70%(2) 	  315%	  438%	  744%	342%     361%

Net assets at end
of period
 (000's omitted)        $5,818    $24,693   $44,059 $27,712   $19,689  $42,591 $6,366 	 $7,936  $15,455 $65,303 $32,693 $30,681





Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================







			  Managers Science & Technology Fund	                      Managers 20 Fund
			 ------------------------------------		   	     ------------------

			June 30,					   June 30,
Class B Shares		2004 	   2003     2002      2001    2000 (a)     2004      2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    --------     -------   ----     ----     ----   ----   ----
Net Asset Value,
Beginning of Period	$2.09 	   $1.30    $2.98     $6.93   $10.00 	   $5.27     $3.39    $5.95    $11.48 $20.40 $12.71

Income from
Investment Operations:

 Net investment
  income (loss)		(0.02)	   (0.04)  (0.06)    (0.07)   (0.05)	   (0.05)    (0.07)   (0.10)   (0.13) (0.39) (0.10)

 Net realized and
  unrealized gain (loss)
  on investments	(0.03)	    0.83   (1.62)    (3.88)   (3.02)	   (0.13)     1.95    (2.46)   (5.40) (5.11)  8.94

 Total from investment
  operations	        (0.05)	    0.79   (1.68)    (3.95)   (3.07)	   (0.18)     1.88    (2.56)   (5.53) (5.50)  8.84

Less Distributions
to Shareholders from:

 Net realized gain
  on investments	  -   	     -        -        -   	 -   	      -         -        -   	  -   (3.42) (1.15)

Total distributions
 to shareholders	  -   	     -        -        -   	 -            -         -   	 -   	  -   (3.42) (1.15)

Net Asset Value,
End of Period		$2.04 	   $2.09    $1.30    $2.98     $6.93 	    $5.09     $5.27    $3.39 	$5.95 $11.48 $20.40


Total Return 1		(2.39)%(2) 60.77%  (56.38)% (57.00)%  (30.70)%(2)   (3.42)%(2)55.46%  (43.03)% (48.17)%(25.99)%69.56%

Ratio of net expenses
to average net assets(1) 2.25%(3)  2.25%     2.25%    2.25%	2.25%(3)     2.25%(3)  2.25%	2.25%	 2.17%	2.01%  2.18%

Ratio of total expenses
to average net assets(1) 5.16%(3,4)4.24%     2.88%    2.68%	2.67%(3)     2.33%(3,4)2.47%	2.32%	 2.17%	2.01%	2.20%

Ratio of net investment income
 (loss) to average net
 assets                 (2.13)%(3)(2.08)%   (2.19)%  (2.00)%    (1.73)%(3)  (1.68)%(3) (1.65)%  (1.69)% (1.69)%	(1.64)%	(1.52)%

Portfolio turnover	11%(2)      46%	       41%      39%	263%(2)        6%        29%        9%	  8%      449%	 280%
Net assets at end
of period
 (000's omitted)	$570 	   $674       $540    $2,348 	$4,699 	    $16,568   $19,724   $16,197 $46,136 $89,044 $71,233










			 	 Managers Mid-Cap Fund	                      		Managers Large-Cap Fund
			 	----------------------		   	      		------------------------

			June 30,					       June 30,
Class B Shares		2004 	   2003     2002      2001    2000   1999       2004      2003     2002     2001   2000(a)
--------------		--------   ----     ----      ----    -----  ----      -------    ----     ----     ----   ----

Net Asset Value,
Beginning of Period	$9.98 	  $7.33     $8.54     $9.63   $16.13 $12.47     $5.91    $4.72    $6.55     $8.41  $10.00

Income from
Investment Operations:

 Net investment
  income (loss)	       (0.03)	 (0.05)	   (0.06)    (0.05)   (0.20) (0.14)     (0.03)   (0.05)  (0.10)    (0.08)  (0.01)(b)

 Net realized and
  unrealized gain
  (loss) on
  investments           0.55 	  2.70 	   (1.15)    (1.04)    0.38   7.07       0.16     1.24   (1.73)    (1.78)  (1.58)

Total from investment
 operations		0.52      2.65 	   (1.21)    (1.09)    0.18   6.93 	 0.13 	  1.19 	 (1.83)	   (1.86)  (1.59)

Less Distributions
 to Shareholders from:

 Net realized gain
  on investments	 -   	   -         -       (0.00)(b)(6.68) (3.27)	  -        -       -         -       -

 Total distributions
  to shareholders	 -   	   -   	     -       (0.00)   (6.68) (3.27)	  -        -       -         -       -

Net Asset Value,
End of Period	     $10.50 	 $9.98 	   $7.33     $8.54    $9.63 $16.13 	$6.04    $5.91 	 $4.72 	   $6.55   $8.41


Total Return(1)       5.21%(2)   36.15%	  (14.17)%  (11.30)%   4.44% 55.63%	2.20%(2) 25.21%	(27.94)%  (22.12)%(15.90)%(2)

Ratio of net expenses
 to average
 net assets(1)	      2.00%(3)    2.00%	    2.00%     2.00%    1.97%  2.00%	2.00%(3)  2.00%	  2.00%	   2.00%   2.00%(3)

Ratio of total expenses
 to average net
 assets(1)	      2.19%(3,4)  2.13%	    2.09%     2.10%    1.97%  2.16%	4.17%(3,4)3.79%	  2.60%	   2.46%   2.56%(3)

Ratio of net investment
 income	(loss) to
 average net assets   (0.55)%(3) (0.64)%   (0.59)%   (0.58)%  (1.30)%(1.33)%    (0.90)%(3)(0.91)% (1.14)  (1.30)% (0.66)%(3)

Portfolio turnover	50%(2) 	   109%	    108%	120%	440%   364%	 59%(2)      53%   78%	   85%	   190%(2)

Net assets at end
 of period
 (000's omitted)	$17,007  $17,052    $15,956    $22,075 $19,621$3,489 	$1,911 	  $2,008  $2,102  $5,439   $8,096




Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================











			      Managers Balanced Fund	                        Managers Convertible Securities Fund
			      ----------------------		   	        -------------------------------------

			June 30,					       June 30,
Class B Shares		2004 	   2003     2002      2001    2000  1999       2004     2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    ----  ----      -------   ----     ----     ----   ----   ---


Net Asset Value,
Beginning of Period	$10.26 	$8.49      $9.98     $10.92  $13.38 $11.61    $10.55 	$8.58 	$9.56 	$11.74 	$14.88 	$11.00

Income from Investment
Operations:

 Net investment
  income (loss)		  0.05 	 0.16 	    0.18      0.20     0.19   0.12      0.11     0.28    0.27 	0.24      0.34   0.06

 Net realized and
  unrealized gain (loss)
  on investments          0.19 	 1.79      (1.45)    (0.94)    0.66   3.18 	0.04     2.03   (1.00) (1.63)	 (1.07)	 4.21

Total from investment
 operations	          0.24 	 1.95      (1.27)    (0.74)    0.85   3.30 	0.15 	 2.31 	(0.73) (1.39)	 (0.73)	 4.27

Less Distributions
 to Shareholders from:

 Net investment income  (0.05)  (0.18)    (0.22)     (0.20)   (0.21) (0.18)    (0.49)	(0.34)	(0.25) (0.30)	 (0.29)	(0.24)

 Net realized gain
  on investments	  -   	  -   	    -          -      (3.10) (1.35)	 -        -       -    (0.49)	 (2.12)	(0.15)

Total distributions
 to shareholders       (0.05)  (0.18)	  (0.22)     (0.20)   (3.31  (1.53)    (0.49)	(0.34)  (0.25) (0.79)	 (2.41)	 (0.39)

Net Asset Value,
End of Period	      $10.45  $10.26 	  $8.49      $9.98   $10.92 $13.38    $10.21   $10.55 	$8.58  $9.56 	$11.74 	$14.88


Total Return(1)       2.36%(2) 23.42%	 (12.89)%    (6.79)%  6.79%  28.79%   1.40%(2)  27.46%	(7.61)%(11.77)% (4.07)%	 39.40%

Ratio of net
 expenses to average
 net assets(1)	     2.00%(3)  2.00%	  2.00%	      2.00%   2.00%  2.00%    2.05%(3)   2.05%	 2.05%	 2.05%	 2.05%	 2.05%

Ratio of total
 expenses to average
 net assets(1)	     2.42%(3,4)2.23%	  2.18%	      2.18%   2.24%  2.46%    2.78%(3,4) 2.59%	 2.48%	 2.40%	 2.20%	 2.45%

Ratio of net investment
 income	(loss) to average
 net assets          0.99%(3) 1.71%       2.12%	      1.93%   1.42%  1.37%    1.74%(3)  2.90%	 3.00%	 2.65%   1.99%	 1.61%

Portfolio turnover   47%(2)    91%	   183%	      226%    386%    321%     38%(2)   146%	  185%	  280%	  187%	  115%

Net assets at end
 of period
 (000's omitted)    $11,302 $12,134      $12,345   $20,279   $13,958 $2,854   $9,060  $10,173    $9,438  $17,903 $30,872 $13,690











			      Managers High Yield Fund	                      Managers Fixed Income Fund
			      ------------------------		   	     ---------------------------

			June 30,					    June 30,
Class B Shares		2004 	   2003     2002      2001    2000  1999     2004     2003     2002     2001   2000  1999
--------------		--------   ----     ----      ----    ----  ----    -------   ----     ----     ----   ----  ----


Net Asset Value,
Beginning of Period	$8.40 	   $7.04   $7.71      $8.16   $9.97 $9.97   $10.51    $10.02   $10.10 	$9.91 $9.59  $10.19

Income from Investment
Operations:
 Net investment
 income (loss)		0.40	   0.60     0.75      0.76     0.73  0.55     0.21     0.48 	0.50 	0.51   0.58   0.41

 Net realized and
 unrealized gain (loss)
 on investments	       (0.30)	   1.38    (0.67)    (0.43)   (1.80) 0.28   (0.23)     0.50    (0.04)	0.29   0.32  (0.46)

Total from investment
 operations		0.10 	   1.98     0.08     0.33     (1.07) 0.83   (0.02)     0.98 	0.46 	0.80   0.90  (0.05)

Less Distributions
to Shareholders from:

 Net investment income(0.34)      (0.62)   (0.75)   (0.78)    (0.74)(0.83)  (0.22)    (0.49)   (0.54)  (0.51)(0.58)  (0.52)

 Net realized gain
  on investments        -            -        -        -         -     -       -   	 -   	  -    (0.10)	-    (0.03)

 Total distributions
 to shareholders      (0.34)	  (0.62)   (0.75)   (0.78)    (0.74) (0.83) (0.22)    (0.49)   (0.54)  (0.61) (0.58) (0.55)

Net Asset Value,
End of Period	      $8.16 	  $8.40    $7.04    $7.71     $8.16  $9.97 $10.27    $10.51   $10.02  $10.10  $9.91  $9.59


Total Return(1)       1.21%(2)    29.01%    1.49%    4.17%   (11.31)% 8.57%(0.31)%(2) 10.09%    4.64%	8.16%  9.74% (0.49)%

Ratio of net expenses
 to average net
 assets(1)            1.90%(3)     1.90%    1.90%    1.90%     1.90%  1.90% 1.53%(3)   1.60%	1.60%	1.60%  1.60%  1.60%

Ratio of total expenses
 to average net
 assets(1)            2.24%(3,4)   2.13%    2.11%    2.11%     2.08%  2.16% 1.90%(3,4) 1.84%	1.82%	1.80%  1.79%  1.99%

Ratio of net
 investment income    9.66%(3)     7.60%   10.36%    9.45%     7.93%  8.43% 3.99%(3)   4.52%    5.23%   4.98%  6.07%  5.34%

Portfolio turnover    27%(2) 	   138%	    229%     197%	256%	312% 70%(2) 	315%	 438%	 744%	342%	361%

Net assets at end
 of period
 (000's omitted)    $29,694  	$35,695   $35,654   $48,857  $41,319  $47,433 $22,604 $28,560  $35,087  $38,793 $9,340 $5,230






Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================







			  Managers Science & Technology Fund	                      Managers 20 Fund
			 ------------------------------------		   	     ------------------

			June 30,					   June 30,
Class C Shares		2004 	   2003     2002      2001    2000 (a)     2004      2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    --------     -------   ----     ----     ----   ----   ----

Net Asset Value,
Beginning of Period	$2.10 	  $1.30     $2.99    $6.92    $10.00 	   $5.29     $3.40    $5.98    $11.52  $20.46 $12.75

Income from
Investment Operations:

Net investment
 income (loss)	        (0.02)	 (0.04)	    (0.06)   (0.06)    (0.05)	   (0.05)    (0.07)   (0.10)   (0.12)  (0.39) (0.09)

Net realized and
 unrealize gain (loss)
 on investments	        (0.04)    0.84      (1.63)   (3.87)    (3.03)	   (0.12)     1.96    (2.48)   (5.42)  (5.13)  8.96

Total from investment
 operations		(0.06)	  0.80 	    (1.69)   (3.93)    (3.08)	   (0.17)     1.89    (2.58)   (5.54)  (5.52)   8.87

Less Distributions
 to Shareholders from:
Net realized gain
 on investments		  -        -          -        -   	 -   	     -         -   	-        -     (3.42)  (1.16)

Total distributions
to shareholders		  -        -   	      -        -         -   	     -         -        -        -     (3.42)  (1.16)

Net Asset Value,
End of Period	        $2.04 	 $2.10 	    $1.30    $2.99     $6.92 	   $5.12     $5.29    $3.40    $5.98  $11.52  $20.46


Total Return(1)        (2.86)%(2)61.54%    (56.52)% (56.79)%  (30.80)%(2) (3.21)%(2) 55.13%  (42.98)%(48.09)% (26.02)%69.54%

Ratio of net expenses
 to average
 net assets(1)          2.25%(3) 2.25%	     2.25%    2.25%     2.25%(3)   2.25%(3)   2.25%    2.25%   2.17%    2.01%  2.18%

Ratio of total expenses
 to average
 net assets(1)         4.98%(3,4)4.24%      2.88%     2.68%     2.67%(3)    2.40%(3,4)2.47%    2.32%   2.17%    2.01%  2.20%

Ratio of net
 investment income
 (loss) to average
  net assets	     (2.14)%(3)(2.08)%     (2.19)%   (2.00)%   (1.73)%(3)  (1.70)%(3)(1.65)%  (1.69)% (1.69)%  (1.64)%(1.52)%

Portfolio turnover	11%(2)    46%	     41%	39%	263%(2)     6%(2) 	9%	9%	8%      449%	280%

Net assets at end
 of period
 (000's omitted)      $1,253 	$1,483     $1,240     $4,684 	$5,122    $14,240    $18,038  $15,359 $40,383 $64,272 $37,093











			 	 Managers Mid-Cap Fund	                      		Managers Large-Cap Fund
			 	----------------------		   	      		------------------------

			June 30,					       June 30,
Class C Shares		2004 	   2003     2002      2001    2000   1999       2004      2003     2002     2001   2000(a)
--------------		--------   ----     ----      ----    -----  ----      -------    ----     ----     ----   ----

Net Asset Value,
Beginning of Period	$9.99 	  $7.34    $8.55     $9.63   $16.12  $12.54 	$5.92 	  $4.72    $6.56    $8.42  $10.00

Income from
Investment Operations:
 Net investment
 income (loss)	       (0.03)	 (0.05)	  (0.06)     (0.04)  (0.20)   (0.07)    (0.03)	  (0.05)   (0.10)   (0.10) (0.01)(b)

 Net realized and
  unrealized gain (loss)
  on investments	0.54 	  2.70 	  (1.15)     (1.04)   0.39     7.02 	 0.16 	   1.25    (1.74)   (1.76) (1.57)

Total from investment
 operations		0.51 	  2.65 	  (1.21)     (1.08)   0.19     6.95 	 0.13 	   1.20    (1.84)   (1.86) (1.58)

Less Distributions
to Shareholders from:
 Net realized gain
  on investments	 -   	   -   	    -        (0.00)(b)(6.68)  (3.37)	  -   	    -        -        -      -

Total distributions
to shareholders		 -   	   -   	    -        (0.00)  (6.68)   (3.37)	  -         -        -        -      -

Net Asset Value,
End of Period$1         0.50     $9.99    $7.34      $8.55   $9.63   $16.12 	$6.05 	  $5.92    $4.72    $6.56  $8.42


Total Return(1)         5.11%(2)36.10%	 (14.15)%   (11.19)%  4.51%   55.89%	 2.20%(2) 25.42%  (28.05)% (22.09)%(15.80)%(2)


Ratio of net expenses
 to average
 net assets(1)         2.00%(3) 2.00%	  2.00%      2.00%    1.97%   2.00%	 2.00%(3)  2.00%    2.00%    2.00%  2.00%(3)

Ratio of total expenses
 to average
 net assets(1)        2.18%(3,4)2.13%     2.09%	     2.10%    1.97%   2.16%	 3.93%(3,4)3.79%    2.60%    2.46%  2.56%(3)

Ratio of net
 investment income
 (loss) to average
 net assets	     (0.62)%(3)(0.64)%   (0.59)%    (0.57)%  (1.30)% (1.33)%     (1.01)%(3)(0.91)% (1.14)%  (1.30)% (0.66)%(3)


Portfolio turnover	50%(2) 	109%	  108%	     120%	440%   364%        59%(2)    53%     78%      85%    190%(2)

Net assets at end
 of period
 (000's omitted)      $15,291 $16,576   $16,329   $20,055    $13,793  $2,972 	 $1,053    $1,241   $1,858   $4,825  $7,513




Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================











			      Managers Balanced Fund	                        Managers Convertible Securities Fund
			      ----------------------		   	        -------------------------------------

			June 30,					      June 30,
Class C Shares		2004 	   2003     2002     2001    2000  1999       2004     2003    2002   2001   2000   1999
--------------		--------   ----     ----      ----    ----  ----      -------  ----    ----   ----   ----   ----
Net Asset Value,
 Beginning of Period	$10.35 	  $8.56    $10.06    $11.01 $13.46 $11.66    $10.59    $8.61   $9.60 $11.78 $14.91 $11.00


Net investment
 income (loss)		  0.05 	   0.16      0.18      0.19   0.19   0.13      0.11 	0.29 	0.28   0.24   0.34   0.06

Net realized and
 unrealized gain (loss)
 on investments		  0.20 	   1.81     (1.46)    (0.94)  0.66   3.20      0.04 	2.03   (1.02) (1.63) (1.06)  4.23

Total from investment
operations		  0.25 	   1.97     (1.28)    (0.75)  0.85   3.33      0.15 	2.32   (0.74) (1.39) (0.72)  4.29


Net investment income	 (0.05)	  (0.18)    (0.22)    (0.20) (0.20) (0.18)    (0.49)   (0.34)  (0.25) (0.30) (0.29) (0.23)

Net realized gain
 on investments		   -   	    -         -         -    (3.10) (1.35)	 -   	 -   	 -    (0.49) (2.12) (0.15)
Total distributions
to shareholders		(0.05)	 (0.18)	    (0.22)    (0.20) (3.30) (1.53)    (0.49)   (0.34)  (0.25) (0.79) (2.41 (0.38)

Net Asset Value,
 End of Period	       $10.55 	$10.35 	    $8.56    $10.06 $11.01 $13.46    $10.25   $10.59   $8.61  $9.60  $11.78$14.91

Total Return(1) 	 2.32%(2)23.38%	   (12.94)%  (6.77)%  6.79% 28.81%    1.39%(2) 27.47%  (7.68)%(11.72)%(3.99)%39.52%


Ratio of net
 expenses to
 average net assets(1)	2.00%(3) 2.00%	    2.00%    2.00%    2.00%  2.00%    2.05%(3) 	2.05%	2.05%	2.05% 2.05%  2.05%

Ratio of total
 expenses to
 average net assets(1) 2.39%(3,4)2.23%	    2.18%    2.18%    2.24%  2.46%    2.74%(3,4)2.59%	2.48%	2.40% 2.20%  2.45%

Ratio of net
 investment income
 (loss) to average
 net assets	       0.82%(3) 1.71%	    2.12%    1.93%    1.42%  1.37%    1.62%(3) 	2.90%	3.00%	2.65% 1.99%  1.61%

Portfolio turnover	47%(2)   91%	     183%     226%    386%   321%	38%(2) 	146%	185%	 280%  187%  115%

Net assets at
 end of period
 (000's omitted)       $6,767 	$8,537 	  $13,026   $28,946  $8,487  $2,264    $3,014  $3,583  $3,701   $7,417 $11,919 	$4,107














			      Managers High Yield Fund	                      Managers Fixed Income Fund
			      ------------------------		   	     ---------------------------

			June 30,					    June 30,
Class C Shares		2004 	   2003     2002      2001    2000  1999     2004     2003     2002     2001   2000  1999
--------------		--------   ----     ----      ----    ----  ----    -------   ----     ----     ----   ----  ----

Net Asset Value,
Beginning of Period	$8.39 	  $7.03    $7.70     $8.15   $9.95  $9.95   $10.58   $10.07   $10.15 	$9.95 $9.63 $10.23

Income from Investment
Operations:

Net investment
 income (loss)	        0.40 	  0.60 	   0.75       0.75    0.73   0.50     0.21    0.47 	0.50 	 0.51  0.58  0.41

Net realized and
 unrealized gain (loss)
 on investments	       (0.29)	  1.37 	  (0.67)     (0.42)  (1.79)  0.33    (0.24)   0.52     (0.04)	 0.30  0.32 (0.45)

Total from investment
 operations		0.11 	  1.97 	   0.08       0.33   (1.06)  0.83    (0.03)   0.99 	0.46 	 0.81  0.90 (0.04)
Less Distributions
 to Shareholders from:

Net investment income  (0.34)	 (0.61)	  (0.75)     (0.78)  (0.74) (0.83)   (0.22)  (0.48)    (0.54)   (0.51)(0.58)(0.53)

Net realized gain
 on investments		 -   	   -   	    -          -       -      -         -       -   	 -      (0.10)	 -  (0.03)

Total distributions
 to shareholders      (0.34)	 (0.61)	 (0.75)	     (0.78) (0.74)  (0.83)   (0.22)  (0.48)    (0.54)   (0.61)(0.58)(0.56)

Net Asset Value,
End of Period	      $8.16 	 $8.39 	 $7.03 	     $7.70  $8.15   $9.95   $10.33  $10.58    $10.07 	$10.15$9.95 $9.63

Total Return(1)        1.21%(2)  29.04%	  1.49%	      4.18%(11.22)%  8.60% (0.42)%(2)10.11%     4.69%	 8.26% 9.69%(0.47)%

Ratio of net expenses
 to average
 net assets(1)	       1.90%(3,4) 1.90%	 1.90%	      1.90%  1.90%   1.90% 1.53%(3,4) 1.60%	1.60%	 1.60% 1.60% 1.60%

Ratio of total expenses
 to average
 net assets(1)	       2.23%(3)   2.13%	 2.11%	      2.11%  2.08%   2.16%  1.89%(3)  1.84%	1.82%	 1.80% 1.79% 1.99%
Ratio of net
 investment income
 (loss) to averag
  net assets	       9.54%(3)   7.60%	10.36%	      9.45%  7.93%   8.43%  3.93%(3)  4.52%	5.23%	 4.98% 6.07% 5.34%


Portfolio turnover	27%(2)	  138%	 229%	       197%  256%    312%    70%(2) 	315%	438%	 744%  342%  361%

Net assets at end
 of period
 (000's omitted)      $11,288 	$13,833 $16,538      $25,532 $18,645 $18,541 $15,301  $20,009 $35,719 $57,239 $5,171 $2,655





Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================







			  Managers Science & Technology Fund	                      Managers 20 Fund
			 ------------------------------------		   	     ------------------

			June 30,					   June 30,
Class Y Shares		2004 	   2003     2002      2001    2000 (a)     2004      2003     2002     2001   2000   1999
--------------		--------   ----     ----      ----    --------     -------   ----     ----     ----   ----   ----

Net Asset Value,
Beginning of Period	$2.17 	  $1.33    $3.03      $6.96   $10.00 	   $5.54     $3.53    $6.13    $11.70 $20.49 $12.68

Income from
Investment Operations:

Net investment
 income (loss)	       (0.01)	 (0.02)	  (0.03)      (0.04)  (0.02)	   (0.02)    (0.01)   (0.04)   (0.05) (0.16) (0.01)

Net realized and
 unrealized gain (loss)
 on investments	       (0.04)	  0.86 	  (1.67)      (3.89)  (3.02)       (0.15)     2.02    (2.56)   (5.52) (5.21)  9.04

Total from investment
 operations	       (0.05)	  0.84 	  (1.70)      (3.93)  (3.04)	   (0.17)     2.01    (2.60)   (5.57) (5.37)  9.03
Less Distributions
 to Shareholders from:

Net realized gain
 on investments		 -   	   -   	    -   	 -   	 -   	     -   	 -   	 -   	  -   (3.42) (1.22)

Total distributions
to shareholders		 -   	   -   	    -   	 -   	 -   	     -   	 -   	 -   	  -   (3.42) (1.22)

Net Asset Value,
End of Period	       $2.12 	 $2.17 	 $1.33 	       $3.03   $6.96 	   $5.37       $5.54   $3.53 	$6.13 $11.70  $20.49


Total Return(1)	       (2.30)%(2)63.16%	(56.11)%      (56.47)%(30.40)%(2) (3.07)%(2)   56.94% (42.41)% (47.61)%(25.23)%71.36%

Ratio of net expenses
 to average
 net assets(1)	       1.25%(3)  1.25%	 1.25%		1.25%  1.25%(3)   1.25%(3) 	1.25%	1.25%	1.17%	1.01%  1.18%

Ratio of total expenses
 to average
 net assets(1)	       3.89%(3,4)3.24%	 1.88%		1.68%  1.67%(3)   1.41%(3,4)	1.47%	1.32%	1.17%	1.01%  1.20%

Ratio of net investment income
 (loss) to average
  net assets	       (1.14)%(3)(1.08)%(1.19)%		(1.00)%	(0.73)%(3)(0.65)%(3) 	(0.65)%	(0.69)%	(0.69)%	(0.64)%(0.52)%

Portfolio turnover	11%(2)    46%	  41%		39%     263%(2)    6%(2) 	  9%      9%	 8%      449%	280%
Net assets at end
 of period
 (000's omitted)	$155 	 $271 	 $313 		$1,080 	$2,242 	  $9,397 	$10,206 $7,988 	$20,149 $30,401 $55,806










			 	 Managers Mid-Cap Fund	                      		Managers Large-Cap Fund
			 	----------------------		   	      		------------------------

			June 30,					       June 30,
Class Y Shares		2004 	   2003     2002      2001    2000   1999       2004      2003     2002     2001   2000(a)
--------------		--------   ----     ----      ----    -----  ----      -------    ----     ----     ----   ----

Net Asset Value,
Beginning of Period	$10.82 	  $7.87    $9.09     $10.16  $16.47 $12.67 	$6.11 	 $4.83 	  $6.65    $8.45   $10.00

Income from
Investment Operations:

 Net investment
  income (loss)		 0.02 	  0.03 	    0.04      0.03  (0.05)  (0.03)	 0.00(b)  0.01 	  (0.04)  (0.01)    0.00(b)

 Net realized and unrealized
  gain (loss) on
  investments            0.60 	  2.92 	   (1.25)    (1.09)  0.42    7.24 	  0.17 	  1.27 	  (1.78)  (1.79)    (1.55)

Total from investment
 operations		 0.62 	  2.95 	   (1.21)    (1.06)  0.37    7.21 	  0.17 	  1.28 	  (1.82)  (1.80)    (1.55)

Less Distributions
 to Shareholders from:

Net investment
 income (loss)	          -   	   -   	   (0.01)    (0.01)    -       -   	   -   	   -   	    -       -          -

Net realized gain
 on investments		  -   	   -   	     -       (0.00)(b)(6.68) (3.41)	   -   	   -   	    -       -          -

 Total distributions
 to shareholders	  -   	   -   	   (0.01)    (0.01)   (6.68) (3.41)	   -   	   -   	    -       -          -

Net Asset Value,
End of Period	       $11.44 	$10.82 	   $7.87     $9.09   $10.16 $16.47 	 $6.28 	 $6.11 	  $4.83   $6.65      $8.45


Total Return(1)	        5.73%(2) 37.51%	  (13.33)%  (10.38)%   5.51% 57.13%	  2.78%(2)26.50% (27.37)%(21.30)%   (15.50)%

Ratio of net expenses
 to average
 net assets(1)		1.00%(3) 1.00%	    1.00%     1.00%    0.97%  1.00%	  1.00%(3) 1.00%  1.00%	  1.00%	    1.00%(3)

Ratio of total expenses
 to average
 net assets(1)	        1.18%(3,4)1.13%	    1.09%     1.10%    0.97%   1.16%	   2.99%(3,4)2.79% 1.60%  1.46%	    1.56%(3)

Ratio of net investment income
(loss) to average
 net assets		0.44%(3) 0.36%	    0.41%     0.42%   (0.30)%(0.33)%	  0.02%(3)   0.09%(0.14)%(0.30)%    0.34%(3)

Portfolio turnover	 50%(2)  109%	     108%      120%	440%	364%	   59%(2)      53%   78%    85%	    190%(2)

Net assets at end
 of period
 (000's omitted)      $61,804 	$64,225   $62,544   $87,671   $106,512  $110,008   $341        $402 $606   $2,064   $1,268



Financial Highlights
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
======================================================================











			      Managers Balanced Fund	                        Managers Convertible Securities Fund
			      ----------------------		   	        -------------------------------------

			June 30,					      June 30,
Class Y Shares		2004 	   2003     2002     2001    2000  1999       2004     2003    2002   2001   2000   1999
--------------		--------   ----     ----     ----    ----  ----       -------  ----    ----   ----   ----   ----

Beginning of Period	$10.50 	  $8.68    $10.22   $11.17  $13.59 $11.75     $10.63   $8.64   $9.62  $11.81 $14.94 $11.00

Income from Investment
Operations:

Net investment
 income (loss)	         0.11 	  0.27 	    0.28     0.31    0.34   0.24 	0.15 	0.37 	0.36 	0.35  0.51   0.04

Net realized and unrealized
 gain (loss)
 on investments  	 0.20 	  1.83 	   (1.50)   (0.96)   0.66   3.24 	0.05 	2.05   (1.01)  (1.64)(1.08)  4.38

Total from investment
 operations		 0.31 	  2.10 	   (1.22)   (0.65)   1.00   3.48 	0.20 	2.42   (0.65)  (1.29)(0.57)  4.42
Less Distributions
 to Shareholders from:

Net investment income   (0.05)   (0.28)	   (0.32)   (0.30)  (0.32) (0.29)      (0.56)  (0.43)  (0.33)  (0.41) (0.44)(0.33)

Net realized gain
 on investments		 -   	   -   	     -        -     (3.10) (1.35)	 -   	 -   	 -     (0.49)(2.12) (0.15)

Total distributions
 to shareholders        (0.05)	 (0.28)	   (0.32)  (0.30)   (3.42) (1.64)     (0.56)   (0.43)  (0.33)  (0.90)(2.56) (0.48)

Net Asset Value,
End of Period	       $10.76 	$10.50 	   $8.68  $10.22   $11.17 $13.59     $10.27   $10.63   $8.64   $9.62$11.81 $14.94


Total Return(1)         2.91%(2) 24.51%	  (12.06)% (5.83)%   7.82% 30.07%     1.85%(2) 28.73%  (6.70)% (10.87)% (3.04)40.91%

Ratio of net expenses
 to average
 net assets(1)		1.00%(3)  1.00%	   1.00%   1.00%    1.00%   1.00%     1.05%(3) 	1.05%	1.05%	1.05%	1.05% 1.05%

Ratio of total expenses
 to average
 net assets(1)	        1.42%(3,4)1.23%	   1.18%   1.18%    1.24%   1.46%     1.76%(3,4)1.59%	1.48%	1.40%	1.20% 1.45%

Ratio of net investment income
 (loss) to average
 net assets		2.03%(3)  2.71%	   3.12%   2.93%    2.42%   2.37%     2.73%(3) 	3.90%	4.00%	3.65%	2.99% 2.61%

Portfolio turnover	 47%(2)    91%	    183%   226%	     386%    321%	38%(2) 	146%	 185%	 280%	187%  115%

Net assets at end
 of period
 (000's omitted)      $7,798 	$8,104 	  $8,609  $16,912  $15,784  $9,186 	$2,026 	$2,255 $3,338 $5,475 $9,787 $30,357










			      Managers High Yield Fund	                      Managers Fixed Income Fund
			      ------------------------		   	     ---------------------------

			June 30,					    June 30,
Class Y Shares		2004 	   2003     2002      2001    2000  1999     2004     2003     2002     2001   2000  1999
--------------		--------   ----     ----      ----    ----  ----    -------   ----     ----     ----   ----  ----

Net Asset Value,
Beginning of Period	$8.52 	  $7.13     $7.79     $8.24  $10.03 $10.02   $10.61   $10.10  $10.17 	$9.98 $9.64  $10.25

Income from Investment
Operations:

Net investment
 income (loss)		0.32 	  0.68 	   0.84       0.82    0.90    0.45     0.29     0.58    0.61     0.61  0.69    0.58

Net realized and unrealized
gain (loss)
 on investments	      (0.19)	 1.40 	  (0.68)     (0.41)  (1.86)   0.48    (0.29)    0.52   (0.04)	 0.28  0.32   (0.54)

Total from investment
operations	       0.13 	 2.08 	   0.16       0.41   (0.96)   0.93     0.00 	1.10 	0.57 	 0.89  1.01    0.04

Less Distributions
 to Shareholders from:
Net investment income(0.38)     (0.69)	  (0.82)     (0.86)  (0.83)  (0.92)   (0.27)   (0.59)  (0.64)	(0.60)(0.67)  (0.62)

Net realized gain
 on investments		-          -        -   	 -   	 -   	 -   	 -       -   	 -      (0.10)	 -    (0.03)

Total distributions
to shareholders	    (0.38)	(0.69)	 (0.82)	     (0.86)  (0.83)  (0.92)   (0.27)   (0.59)  (0.64)	(0.70)(0.67)  (0.65)

Net Asset Value,
End of Period	    $8.27 	$8.52 	 $7.13 	     $7.79   $8.24  $10.03   $10.34   $10.61   $10.10  $10.17 $9.98   $9.64


Total Return(1)     1.82%(2)    30.30%	 2.64%	      5.15% (10.14)%  9.64%    0.19%(2)11.17%	 5.75%	 9.20% 10.96% 0.38%

Ratio of net expenses
 to average
 net assets(1)      0.90%(3)    0.90%	0.90%	      0.90%   0.90%   0.90%    0.55%(3) 0.60%	 0.60%	 0.60%	0.60% 0.60%

Ratio of total expenses
 to average
 net assets(1)      1.14%(3,4)  1.13%   1.11%	      1.11%   1.08%   1.16%    0.96%(3,4)0.84%	 0.82%	 0.80%	0.79% 0.99%

Ratio of net
 investment income
 (loss) to
 average net assets 7.13%(3)    8.60%	11.36%	    10.45%    8.93%   9.43%    5.59%0(3) 5.52%	 6.23%  5.98%   7.07% 6.34%

Portfolio turnover   27%(2) 	138%	 229%	     197%     256%     312%	70%(2) 	  315%	  438%	 744%	342%   361%

Net assets at end
 of period
 (000's omitted)   $4,798    $15,469   $9,648 	   $11,913   $7,388  $24,021   $23,362  $23,763  $30,711 $48,376$27,189$27,044




Notes to Financial Highlights
=============================
The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

(1)See Note 1(c) of "Notes to Financial Statements."

(2)Not Annualized.

(3)Annualized.

(4)Excludes the impact of expense reimbursement and expense offsets such as brokerage recapture creditsbut includes non-reimbursable expenses such as interest and taxes.
   (See Note 1c to the Notes to Financial Statements.)

(a) Commencement of operations was July 1, 2001.

(b) Amount calculated is less than $0.005 per share.

Notes to Financial Statements (unaudited)
June 30, 2004
=========================================


(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers Trust II (the "Trust") is an open-end management investment company organized as a Massachusetts busi-ness trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of eleven investment series. Included in this report are; Managers Science & Technology Fund ("Science & Technology"), formerly Conseco Science & Technology Fund, Managers 20 Fund ("20 Fund"), formerly Conseco 20 Fund, Managers Mid-Cap Fund ("Mid-Cap"), formerly Conseco Equity Fund, Managers Large-Cap Fund ("Large-Cap"), formerly Conseco Large-Cap Fund, Managers Balanced Fund ("Balanced"), formerly Conseco Balanced Fund, Managers Convertible Securities Fund ("Convertible Securities"), formerly Conseco Convertible Securities Fund, Managers High Yield Fund ("High Yield"), formerly Conseco High Yield Fund and Managers Fixed Income Fund ("Fixed Income"), formerly Conseco Fixed Income Fund, collectively the "Funds." The former Funds will be referred to herein collectively as "the former Conseco Funds."

The Funds each offer four classes of shares: Class A, Class B, Class C and Class Y. Sales of Class A and Class C shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contin-gent-deferred sales charge (as a percentage of the offering price or net asset value at time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the prepara-tion of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available, lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Fixed-income securities are valued based on evaluations furnished by independent pricing services that reflect the evaluated bid price of such securities, except that for the Balanced, Convertible Securities, High Yield and Fixed Income Funds, fixed-income securities are valued based on evaluations that reflect the mean between bid and asked prices. Some of these pricing services utilize matrix systems, which reflect such factors as security prices, yields, maturities and rat-ings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETFs, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

=========================================

Each of the Funds has a "balance credit" arrangement with The Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. Prior to April 1, 2004, the former Conseco Funds participated in a similar program offered by BNY. For the six months ended June 30, 2004, the custodian expense for the Funds was not reduced under either of these arrangements.


The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund's average daily net assets.





Fund 			Class A 	Class B 	Class C 	Class Y
----			-------		-------		-------		-------

Science & Technology 	1.75% 		2.25% 		2.25% 		1.25%
20 Fund			1.75% 		2.25% 		2.25% 		1.25%
Mid-Cap 		1.50% 		2.00%		2.00% 		1.00%
Large-Cap 		1.50% 		2.00% 		2.00% 		1.00%
Balanced 		1.50% 		2.00% 		2.00% 		1.00%
Convertible Securities  1.55% 		2.05% 		2.05% 		1.05%
High Yield 		1.40% 		1.90%	 	1.90% 		0.90%
Fixed Income * 		0.99% 		1.49% 		1.49% 		0.49%



* Rate change effective April 1, 2004. Prior to this date rates were 1.10%, 1.60%, 1.60% and 0.60%, respectively.


As of April 1, 2004, each Fund is obligated to repay the Investment Manager such amounts waived, paid or reim-bursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such year to exceed the above percentages, based on the Fund's average daily net assets. (Prior to April 1, 2004, each of the Funds had a similar waiver/reimbursement agreement with the former Investment Manager, 40/86 Advisors, Inc. ("40/86 Advisors").
For the period April 1, 2004 through June 30, 2004, the cumulative amount of reimbursement for Science & Technol-ogy, 20 Fund, Mid-Cap, Large-Cap, Balanced, Convertible Securities, High Yield and Fixed Income equaled $28,514, $27,723, $40,393, $30,145, $35,713, $36,187,
$64,595 and $87,825, respectively. Effective with the reorganization, each Fund's reimbursement available for recoupment prior to April 1, 2004 has been forfeited by the investment manager 40/86 Advisors.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Science & Technology, 20 Fund, Mid-Cap and Large-Cap Funds. Dividends resulting from net investment income, if any, nor-mally will be declared and paid monthly for Convertible Securities, High Yield and Fixed Income Funds. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Balanced Fund. Distri-butions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

(e) Federal Taxes
-----------------


Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversifi-cation and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

=========================================

(f) Capital Loss Carryovers
---------------------------
As of June 30, 2004, the following Funds had accumulated net realized capital loss carryovers from securities transac-tions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.




				Capital Loss
Fund 				Carryover Amount	 Expires Dec. 31,
----				----------------	-----------------
Science & Technology 		$ 1,075,374 			2007
			         13,751,410 			2008
				 26,449,050 			2009
				  4,095,608 			2010

20 Fund 			 77,079,380 			2008
				 79,991,018 			2009
				 40,035,261 			2010

Mid-Cap 			 37,701,692 			2008
				  9,606,046 			2009

Large-Cap 			    146,019 			2007
				  8,645,848 			2008
				  6,822,200 			2009
				    706,319 			2010

Balanced 			  8,964,956 			2008
				 13,683,503 			2009
				  1,575,061 			2010

Convertible Securities 		  7,384,078 			2008
				  6,522,809 			2009

High Yield 			    101,748 			2005
				  1,841,847		        2006
				 11,314,158 			2007
				  6,618,233 			2008
				  6,767,059 			2009

Fixed Income 			  4,861,914 			2009





(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2004, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:




        Fund 		Class A 	Class B 	Class C 	Class Y
	----		-------		-------		-------		-------

Science & Technology 	1 owns 60% 	1 owns 73% 	1 owns 85% 	2 own 79%
20 Fund 		1 owns 39% 	1 owns 61% 	1 owns 55% 	2 own 57%
Mid-Cap 		2 own 60% 	1 owns 59% 	1 owns 75% 	1 owns 89%
Large-Cap 		1 owns 87% 	1 owns 56% 	1 owns 71% 	2 own 96%
Balanced 		2 own 70% 	1 owns 74% 	1 owns 83%	2 own 96%
Convertible Securities 	1 owns 54% 	1 owns 64% 	1 owns 75% 	1 owns 55%
High Yield 		2 own 46% 	1 owns 69% 	1 owns 75% 	2 own 74%
Fixed Income 		1 owns 60% 	1 owns 73% 	1 owns 85% 	2 own 79%



(h) Repurchase Agreements
-------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

=========================================

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation
--------------------------------
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Funds have entered into a Fund Management Agreement with the investment manager dated April 1, 2004. Under this agreement, the Investment Manager provides or oversees investment advisory and management services to the Funds. (Prior to April 1, 2004, each of the Funds had a similar Fund Management Agreement with 40/86 Advisors). The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund.

Investment advisory and management fees are paid directly by each Fund to the Investment Manager based on aver-age daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2004, were as follows:


				Investment Advisory
Fund 				and Management Fee
----				-------------------
Science & Technology 			1.20%
20 Fund 				0.90%
Mid-Cap 				0.90%
Large-Cap 				0.90%
Balanced 				0.90%
Convertible Securities 			1.05%
High Yield 				0.90%
Fixed Income 				0.65%

The Funds have entered into an Administration and Shareholder Servicing Agreement dated April 1, 2004 with The Managers Funds LLC ("TMF"). Under this agreement TMF serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. (Prior to April 1, 2004, each of the Funds had a similar administration agreement with Conseco Services, LLC). During the six months ended June 30, 2004, each of the Funds paid an Administration fee at the rate of 0.20% per annum of the Fund's average daily net assets

Effective April 1, 2004 the aggregate annual retainer paid to each Independent Trustee is $52,000, plus $2,000 per meeting attended. The Trustees' fees and expenses are allocated to the relative net assets of all the Funds for which The Managers Funds, LLC serves as the Independent Advisor. The Independent chairman of the Trust receives an additional payment of $5,000 per year. The Trustee fee and expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex since April 1, 2004. Prior to April 1, 2004, 40/86 Advisors, the former investment advisor to the Funds, compensated Trustees of the Funds directly, under the investment advisory agreement of the Funds.

=========================================

Effective April 1, 2004, the Funds are distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Managers Distributors, Inc. (the "Distributor") serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Dis-tributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to April 1, 2004, each of the Funds had a similar distribution agreement with Conseco Equity Sales, Inc.)

The Funds have adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the "Plans"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primar-ily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.50%, 1.00% and 1.00% annually of each Fund's average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediar-ies for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred for such services for Class A, Class B and Class C shares for the six months ended June 30, 2004:

        Fund 				Amount
	----				------

Science & Technology 			$ 12,266
20 Fund 				 189,567
Mid-Cap 				 188,700
Large-Cap 				  17,163
Balanced 				 103,375
Convertible Securities 			  69,305
High Yield 				 266,547
Fixed Income				 232,733



(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2004, were as follows:




			Long-Term Securities 		U.S. Government Securities
			--------------------		--------------------------
Fund 		 	Purchases 	Sales 		Purchases 	Sales
----			---------	-----		---------	-----

Science & Technology   $   310,892     $   927,753 	N/A 		N/A
20 Fund 		 2,983,458 	 8,947,908 	N/A 		N/A
Mid-Cap 		66,129,849 	76,491,822 	N/A 		N/A
Large-Cap 		 2,450,734 	 3,303,837 	N/A 		N/A
Balanced 		11,654,484 	17,579,789 	$ 3,143,957 	$ 1,979,557
Convertible Securities   6,533,565 	10,447,563 	N/A 		N/A
High Yield 		20,160,417 	57,298,722	N/A 		N/A
Fixed Income 		36,263,713 	39,572,956 	16,700,857 	20,349,335


=========================================


(4) Portfolio Securities Loaned
-------------------------------
Effective April 1, 2004, the Funds may participate in a securities lending program offered by BNY Brokerage providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates. Prior to April 1, 2004, the former Conseco Funds participated in a similar program offered by BNY Brokerage.

(5) Commitments and Contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of rep-resentations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Risks Associated with Collateralized Mortgage Obligations ("CMOs")
----------------------------------------------------------------------
(Balanced and Fixed Income)
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instru-ments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are re-ceived, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(7) Risks Associated with High Yield Securities (High Yield)
------------------------------------------------------------
Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Govern-ment and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer's ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Supplemental Data
=================

Proxy Result Information (unaudited)
------------------------------------
At the Special Meeting of Shareholders of the Trust held on March 23, 2004, the following votes were recorded for Conseco Science & Technology Fund ("Science & Technology"), Conseco 20 Fund ("20 Fund"), Conseco Equity Fund ("Equity"), Conseco Large-Cap Fund ("Large-Cap"), Conseco Balanced Fund ("Balanced"), Conseco Convertible Securi-ties Fund ("Convertible Securities"), Conseco High Yield Fund ("High Yield") and Conseco Fixed Income Fund ("Fixed Income"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated December 4, 2003:

======================================================================
Proposal 1 - To approve an Agreement and Plan of Reorganization by and between Conseco Fund Group and Managers Trust II on behalf of each series of the Trust.
======================================================================



Fund 			Shares For	 Shares Against Shares 	Abstained
----			----------	 ---------------------	---------

Science & Technology 	   888,098 		28,298 		  4,141
20 Fund			 5,591,461             246,454 		179,735
Equity 			 6,719,575 		74,496 		 47,759
Large-Cap 		   401,453 		18,089 		 19,218
Balanced 		 1,685,618		57,050 		 72,440
Convertible Securities     977,072 		53,465 		 46,179
High Yield 		 5,892,562 	       306,823 		137,695
Fixed Income 		 4,162,379 	       108,934 		127,504





Pursuant to Article III, Section 1 of the By-Laws of the Trust and the Securities Exchange Act of 1940, such total votes on each proposal represented a quorum of the outstanding shares of the Funds.

This page intentionally left blank.

		[Logo:]  Managers


		Investment Manager
		and Administrator
		------------------

		The Managers Funds LLC
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
	        (203) 299-3500 or (800) 835-3879


		Distributor
		-----------
		Managers Distributors, Inc.
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
		(203) 299-3500 or (800) 835-3879


		Custodian
		---------
		The Bank of New York
		2 Hanson Place, 7th Floor
		Brooklyn, NY 11217


		Legal Counsel
		-------------
		Goodwin Procter LLP
		Exchange Place
		Boston, Massachusetts 02109


		Transfer Agent
		--------------
		Boston Financial Data Services, Inc.
		Attn: The Managers Funds
		P.O. Box 8517
		Boston, Massachusetts 02266-8517
		(800) 252-0682


		For ManagersChoice Only
		-----------------------
		The Managers Funds
		PFPC Inc. c/o Wrap Services
		P.O. Box 9847
		Providence, RI 02940
		(800) 358-7668



The Managers Funds 				The Managers Funds
Equity Funds: 					Income Funds:
==================				==================

VALUE FUND 					MONEY MARKET FUND
 Armstrong Shaw Associates Inc. 		HIGH YIELD FUND
 Osprey Partners Investment Mgmt., LLC 		 J.P. Morgan Investment ManagementInc.
						SHORT DURATION
CAPITAL APPRECIATION FUND 			 GOVERNMENT FUND
 Essex Investment Management Co., LLC
 Bramwell Capital Management, Inc. 		INTERMEDIATE DURATION
						 GOVERNMENT FUND
SMALL COMPANY FUND 				 Smith Breeden Associates,Inc.
 Kalmar Investment Advisers, Inc.
 						TOTAL RETURN BOND FUND
SPECIAL EQUITY FUND 				 Merganser Capital Management LP
 Donald Smith & Co., Inc.
 Essex Investment Management Co., LLC 		BOND FUND
 Kern Capital Management LLC 			GLOBAL BOND FUND
 Skyline Asset Management, L.P.			FIXED INCOME FUND
 Westport Asset Management, Inc. 		  Loomis, Sayles & Company L.P.

INTERNATIONAL EQUITY FUND
 Lazard Asset Management, LLC 			CONVERTIBLE SECURITIES FUND
 Bernstein Investment Research 			 40|86 Advisors,Inc.
  and Management
 Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited 		Managers AMG Funds
						Equity Funds
FIRST QUADRANT TAX-MANAGED 			==================
 EQUITY FUND
 First Quadrant, L.P. 				ESSEX AGGRESSIVE GROWTH FUND

SCIENCE & TECHNOLOGY FUND 			ESSEX LARGE CAP GROWTH FUND
20 FUND 					 Essex Investment Management Company,LLC
 Oak Associates, ltd.
MID-CAP FUND 					RORER LARGE-CAP FUND
LARGE-CAP FUND 					RORER MID-CAP FUND
 Chicago Equity Partners, LLC 			 Rorer Asset Management,LLC
BALANCED FUND
 Chicago Equity Partners, LLC 			SYSTEMATIC VALUE FUND
 Loomis, Sayles & Company L.P. 			 Systematic Financial Management, L.P.

						BURRIDGE SMALL CAP GROWTH FUND
 						 The Burridge Group LLC







Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to of-fering price and other material information.

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Funds or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-3879 or by visiting our websites. Distributed by Managers Distributors, Inc., member NASD.

www.managersfunds.com

www.managersamg.com

www.managerschoice.com

Item 2.  CODE OF ETHICS.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
========================================================================
Not applicable.


Item 6. [RESERVED]
========================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
========================================================================
Not applicable.


Item 8. [RESERVED]
========================================================================

Item 9.  CONTROLS AND PROCEDURES.
========================================================================

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  EXHIBITS
========================================================================

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	September 9, 2004
	-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	September 9, 2004
	-----------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	September 9, 2004
	-----------------